UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-23615
Perpetual Americas Funds Trust
(Exact name of registrant as specified in charter)

1 Congress Street, Suite 3101
Boston, Massachusetts 02114
(Address of principal executive offices) (Zip code)
Andrew Jolin
1 Congress Street, Suite 3101
Boston, Massachusetts 02114
(Name and address of agent for service)
Registrant's telephone number, including area code:
(617) 933-0716
Date of fiscal year end:
September 30
Date of reporting period:
September 30, 2024
Item 1. Reports to Stockholders.
(a) The Reports to Shareholders are included herewith.

JOHCM Emerging Markets Discovery Fund
Advisor Shares/JOMEX
ANNUAL SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the JOHCM Emerging Markets Discovery Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at connect.rightprospectus.com/JOHCM/. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JOHCM Emerging Markets Discovery Fund (Advisor Shares)	$161	1.45%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Advisor Class shares of the Fund returned 22.35% for the twelve-month period ended September 30, 2024. The Fund underperformed the MSCI Emerging Markets Small Cap Index, which returned 23.01%.
TOP PERFORMANCE CONTRIBUTORS
Phoenix Mills | India’s leading mall developer and operator benefited from its expansion efforts, which included opening new malls and refurbishing existing ones. A key competitive advantage during this period of high interest rates was the company’s superior access to capital, thanks to its partnerships with foreign sovereign wealth funds.
Brigade Enterprises | The property developer in India outperformed, driven by a rally in Indian small and mid-cap stocks, coupled with favourable industry dynamics.
SOBHA | The property developer in India outperformed, driven by a rally in Indian small and mid-cap stocks, coupled with favourable industry dynamics.
TOP PERFORMANCE DETRACTORS
One97 Communications | The Indian payments company faced regulatory pressure, particularly on its banking operations, which are crucial for the business’s profitability. Additionally, it experienced a slowdown in its small-ticket loan distribution business due to pressure from its lending partners.
ZJLD Group | The Chinese baijiu (spirits) company faced industry-wide concerns about the demand for luxury products due to a weak consumption environment in China during the first half of 2024.
Burjeel Holdings | The UAE hospital network operator faced increased competition from other major UAE hospital networks, which focused on expanding their presence in the specialty segment dominated by Burjeel. Additionally, the company experienced a worsening revenue mix due to a shift towards lower-margin oncology services.
Fund Performance
The following graph and chart show the change in value of a hypothetical $10,000 investment in Advisor shares of the Fund during the stated time period.
GROWTH OF $10,000
Average Annual Total Returns	1 year	5 year	Since Inception
JOHCM Emerging Markets Discovery Fund (Advisor Shares/JOMEX)	22.35%	12.84%	12.01%
MSCI Emerging Markets Small Cap Index	23.01%	12.22%	9.70%
MSCI Emerging Markets Index*	26.05%	5.75%	5.06%
*
Effective September 30, 2024, the Fund compares its performance to the MSCI Emerging Markets Index, a broad-based performance index that meets new regulatory requirements. The Fund’s performance is also compared to its prior benchmark, which more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

Performance data quoted represents past performance; past performance does not guarantee future results.
Visit johcm.com/en-us/funds/johcm-emerging-markets-discovery-fund/#performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$68,449,841
Total number of portfolio holdings	121
Total advisory fees paid	$529,976
Portfolio turnover rate as of the end of the reporting period	119.54%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, excluding short-term investments, represented as a percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
Phoenix Mills (The) Ltd.	2.5%
Varun Beverages Ltd.	1.8%
Marcopolo S.A.	1.7%
Mrs Bectors Food Specialities Ltd.	1.7%
Genus Power Infrastructures Ltd.	1.7%
Brigade Enterprises Ltd.	1.7%
PB Fintech Ltd.	1.7%
Asia Vital Components Co. Ltd.	1.6%
Shriram Finance Ltd.	1.6%
Thermax Ltd.	1.4%
SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION
Material Fund Changes
Effective April 1, 2024, Perpetual Americas Funds Services1 contractually agreed to reduce its advisory fee to 1.05%, as a percent of average daily net assets, and limit fund operating expenses to 1.34% through February 1, 2025.
This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 1, 2025, at connect.rightprospectus.com/JOHCM/.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at connect.rightprospectus.com/JOHCM/. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 866-260-9549 (toll free) or 312-557-5913 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
1 The Fund’s investment adviser is Perpetual Americas Funds Services, which is the business name under which JOHCM (USA) Inc subcontracts portfolio management services to affiliated investment advisers.
For additional information, please scan the QR code at left to navigate to additional hosted material at connect.rightprospectus.com/JOHCM/.

JOHCM Emerging Markets Discovery Fund
Institutional Shares/JOMMX
ANNUAL SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the JOHCM Emerging Markets Discovery Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at connect.rightprospectus.com/JOHCM/. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JOHCM Emerging Markets Discovery Fund (Institutional Shares)	$151	1.36%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Institutional Class shares of the Fund returned 22.44% for the twelve-month period ended September 30, 2024. The Fund underperformed the MSCI Emerging Markets Small Cap Index, which returned 23.01%.
TOP PERFORMANCE CONTRIBUTORS
Phoenix Mills | India’s leading mall developer and operator benefited from its expansion efforts, which included opening new malls and refurbishing existing ones. A key competitive advantage during this period of high interest rates was the company’s superior access to capital, thanks to its partnerships with foreign sovereign wealth funds.
Brigade Enterprises | The property developer in India outperformed, driven by a rally in Indian small and mid-cap stocks, coupled with favorable industry dynamics.
SOBHA | The property developer in India outperformed, driven by a rally in Indian small and mid-cap stocks, coupled with favorable industry dynamics.
TOP PERFORMANCE DETRACTORS
One97 Communications | The Indian payments company faced regulatory pressure, particularly on its banking operations, which are crucial for the business’s profitability. Additionally, it experienced a slowdown in its small-ticket loan distribution business due to pressure from its lending partners.
ZJLD Group | The Chinese baijiu (spirits) company faced industry-wide concerns about the demand for luxury products due to a weak consumption environment in China during the first half of 2024.
Burjeel Holdings | The UAE hospital network operator faced increased competition from other major UAE hospital networks, which focused on expanding their presence in the specialty segment dominated by Burjeel. Additionally, the company experienced a worsening revenue mix due to a shift towards lower-margin oncology services.
Fund Performance
The following graph and chart show the change in value of a hypothetical $100,000 investment in Institutional Class shares of the Fund during the stated time period.
GROWTH OF $100,000
Average Annual Total Returns	1 year	5 year	Since Inception
JOHCM Emerging Markets Discovery Fund (Institutional Shares/JOMMX)	22.44%	12.91%	10.20%
MSCI Emerging Markets Small Cap Index	23.01%	12.22%	7.02%
MSCI Emerging Markets Index*	26.05%	5.75%	5.06%
*
Effective September 30, 2024, the Fund compares its performance to the MSCI Emerging Markets Index, a broad-based performance index that meets new regulatory requirements. The Fund’s performance is also compared to its prior benchmark, which more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

Performance data quoted represents past performance; past performance does not guarantee future results.
Visit johcm.com/en-us/funds/johcm-emerging-markets-discovery-fund/#performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$68,449,841
Total number of portfolio holdings	121
Total advisory fees paid	$529,976
Portfolio turnover rate as of the end of the reporting period	119.54%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, excluding short-term investments, represented as a percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
Phoenix Mills (The) Ltd.	2.5%
Varun Beverages Ltd.	1.8%
Marcopolo S.A.	1.7%
Mrs Bectors Food Specialities Ltd.	1.7%
Genus Power Infrastructures Ltd.	1.7%
Brigade Enterprises Ltd.	1.7%
PB Fintech Ltd.	1.7%
Asia Vital Components Co. Ltd.	1.6%
Shriram Finance Ltd.	1.6%
Thermax Ltd.	1.4%
SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION
Material Fund Changes
Effective April 1, 2024, Perpetual Americas Funds Services1 contractually agreed to reduce its advisory fee to 1.05%, as a percent of average daily net assets, and limit fund operating expenses to 1.24% through February 1, 2025.
This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 1, 2025, at connect.rightprospectus.com/JOHCM/.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at connect.rightprospectus.com/JOHCM/. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 866-260-9549 (toll free) or 312-557-5913 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
1 The Fund’s investment adviser is Perpetual Americas Funds Services, which is the business name under which JOHCM (USA) Inc subcontracts portfolio management services to affiliated investment advisers.
For additional information, please scan the QR code at left to navigate to additional hosted material at connect.rightprospectus.com/JOHCM/.

JOHCM Emerging Markets Opportunities Fund
Advisor Shares/JOEIX
ANNUAL SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the JOHCM Emerging Markets Opportunities Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at connect.rightprospectus.com/JOHCM/. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JOHCM Emerging Markets Opportunities Fund (Advisor Shares)	$127	1.14%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Advisor Class of shares of the Fund returned 21.95% for the twelve-month period ended September 30, 2024. The Fund underperformed its benchmark, the MSCI Emerging Markets Index (the “Index”) which returned 26.05%.
TOP PERFORMANCE CONTRIBUTORS
Taiwan | The best performing of the larger emerging markets in the period was Taiwan, with the Index returning 52.7% in USD terms. A major contributor was heavyweight semiconductor stock TSMC, which returned 99.9% in USD terms. During the period under review, TSMC’s index weight made up around half of the MSCI Taiwan Index. The portfolio was underweight Taiwan in the period, but overweight TSMC and benefited from the strong performance of the stock.
India | Despite incumbent prime minister Narendra Modi winning fewer seats than expected in the May election, Indian equities ultimately performed strongly, with MSCI India rising 40.3% in USD terms. The portfolio moved underweight India during the period under review as the team see historically high valuations as a challenge to forward returns.
China | The period generally saw weakness in Chinese economic data and moderate returns in Chinese equities. However, at the end of the period, the Politburo met in September, outside its normal April/July/December timetable, and the resultant policy statement was a dramatic surprise for markets, with a focus on supporting the housing market and on increasing fiscal expenditures by using special sovereign bonds. This coincided with surprise cuts in the policy interest rate, the banking system’s Required Reserve Ratio and the outstanding mortgage rate by the central bank. This drove a strong market reaction. Having traded broadly sideways through the first eleven months of the period under review, in September MSCI China rose 23.5% in USD terms. Overall, the MSCI China rose 23.9% in USD terms in the period.
TOP PERFORMANCE DETRACTORS
Mexico | In Mexico’s June elections, the governing Morena party won 60% of the vote and the presidency for incoming President Claudia Sheinbaum. The strong mandate for a populist left-wing party combined with concerns about judicial reforms passed by the outgoing government to send the Mexican Peso down 11.5% against the US dollar contributed to the MSCI Mexico returning -3.4% in USD terms.
Fund Performance
The following graph and chart show the change in value of a hypothetical $10,000 investment in Advisor Class shares of the Fund during the stated time period.
GROWTH OF $10,000
Average Annual Total Returns	1 year	5 year	10 year
JOHCM Emerging Markets Opportunities Fund (Advisor Shares/JOEIX)	21.95%	5.50%	4.57%
MSCI Emerging Markets Index	26.05%	5.75%	4.02%
Performance data quoted represents past performance; past performance does not guarantee future results.
Visit johcm.com/en-us/funds/johcm-emerging-markets-opportunities-fund/#performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,176,049,772
Total number of portfolio holdings	58
Total advisory fees paid	$8,488,898
Portfolio turnover rate as of the end of the reporting period	37.00%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, excluding short-term investments, represented as a percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
Tencent Holdings Ltd.	8.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	8.0%
Meituan - Class B	5.6%
Trip.com Group Ltd.	3.8%
Itau Unibanco Holding S.A. - ADR	3.1%
Mahindra & Mahindra Ltd.	3.0%
Bank Mandiri Persero Tbk PT	3.0%
Barrick Gold Corp.	2.6%
FirstRand Ltd.	2.5%
Emaar Properties PJSC	2.5%
SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION
Material Fund Changes
Effective January 28, 2024, Perpetual Americas Funds Services1 contractually agreed to limit fund operating expenses to 1.14% of average daily net assets through February 1, 2025.
This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's prospectus at connect.rightprospectus.com/JOHCM/. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at connect.rightprospectus.com/JOHCM/. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 866-260-9549 (toll free) or 312-557-5913 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
1 The Fund’s investment adviser is Perpetual Americas Funds Services, which is the business name under which JOHCM (USA) Inc subcontracts portfolio management services to affiliated investment advisers.
For additional information, please scan the QR code at left to navigate to additional hosted material at connect.rightprospectus.com/JOHCM/.

JOHCM Emerging Markets Opportunities Fund
Institutional Shares/JOEMX
ANNUAL SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the JOHCM Emerging Markets Opportunities Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at connect.rightprospectus.com/JOHCM/. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JOHCM Emerging Markets Opportunities Fund (Institutional Shares)	$116	1.04%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Institutional Class shares of the Fund returned 22.14% for the twelve-month period ended September 30, 2024. The Fund underperformed its benchmark, the MSCI Emerging Markets Index (the “Index”), which returned 26.05%.
TOP PERFORMANCE CONTRIBUTORS
Taiwan | The best performing of the larger emerging markets in the period was Taiwan, with the Index returning 52.7% in USD terms. A major contributor was heavyweight semiconductor stock TSMC, which returned 99.9% in USD terms. During the period under review, TSMC’s index weight made up around half of the MSCI Taiwan Index. The portfolio was underweight Taiwan in the period, but overweight TSMC and benefited from the strong performance of the stock.
India | In India, despite incumbent prime minister Narendra Modi winning fewer seats than expected in the May election, Indian equities ultimately performed strongly with MSCI India rising 40.3% in USD terms. The portfolio moved underweight India during the period under review as the team see historically high valuations as a challenge to forward returns.
China | The period generally saw weakness in Chinese economic data and moderate returns in Chinese equities. The Politburo met in September, outside its normal April/July/December timetable, and the resultant policy statement was a dramatic surprise for markets, with a focus on supporting the housing market and on increasing fiscal expenditures by using special sovereign bonds. This coincided with surprise cuts in the policy interest rate, the banking system’s Required Reserve Ratio and the outstanding mortgage rate by the central bank. This drove a strong market reaction. Having traded broadly sideways through the first eleven months of the period under review, in September MSCI China rose 23.5% in USD terms. Overall, the MSCI China rose 23.9% in USD terms in the period.
TOP PERFORMANCE DETRACTORS
Mexico | In Mexico’s June elections, the governing Morena party won 60% of the vote and the presidency for incoming President Claudia Sheinbaum. The strong mandate for a populist left-wing party combined with concerns about judicial reforms passed by the outgoing government to send the Mexican Peso down 11.5% against the US dollar contributed to the MSCI Mexico returning -3.4% in USD terms.
Fund Performance
The following graph and chart show the change in value of a hypothetical $100,000 investment in Institutional Class shares of the Fund during the stated time period.
GROWTH OF $100,000
Average Annual Total Returns	1 year	5 year	10 year
JOHCM Emerging Markets Opportunities Fund (Institutional Shares/JOEMX)	22.14%	5.62%	4.68%
MSCI Emerging Markets Index	26.05%	5.75%	4.02%
Performance data quoted represents past performance; past performance does not guarantee future results.
Visit johcm.com/en-us/funds/johcm-emerging-markets-opportunities-fund/#performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,176,049,772
Total number of portfolio holdings	58
Total advisory fees paid	$8,488,898
Portfolio turnover rate as of the end of the reporting period	37.00%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, excluding short-term investments, represented as a percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
Tencent Holdings Ltd.	8.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	8.0%
Meituan - Class B	5.6%
Trip.com Group Ltd.	3.8%
Itau Unibanco Holding S.A. - ADR	3.1%
Mahindra & Mahindra Ltd.	3.0%
Bank Mandiri Persero Tbk PT	3.0%
Barrick Gold Corp.	2.6%
FirstRand Ltd.	2.5%
Emaar Properties PJSC	2.5%
SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at connect.rightprospectus.com/JOHCM/. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 866-260-9549 (toll free) or 312-557-5913 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at connect.rightprospectus.com/JOHCM/.

JOHCM Emerging Markets Opportunities Fund
Investor Shares/JOEAX
ANNUAL SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the JOHCM Emerging Markets Opportunities Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at connect.rightprospectus.com/JOHCM/. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JOHCM Emerging Markets Opportunities Fund (Investor Shares)	$143	1.29%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Investor Class shares of the Fund returned 21.88% for the twelve-month period ended September 30, 2024. The Fund underperformed its benchmark, the MSCI Emerging Markets Index (the “Index”), which returned 26.05%.
TOP PERFORMANCE CONTRIBUTORS
Taiwan | The best performing of the larger emerging markets in the period was Taiwan, with the Index returning 52.7% in USD terms. A major contributor was heavyweight semiconductor stock TSMC, which returned 99.9% in USD terms. During the period under review, TSMC’s index weight made up around half of the MSCI Taiwan Index. The portfolio was underweight Taiwan in the period, but overweight TSMC and benefited from the strong performance of the stock.
India | In India, despite incumbent prime minister Narendra Modi winning fewer seats than expected in the May election, Indian equities ultimately performed strongly, with MSCI India rising 40.3% in USD terms. The portfolio moved underweight India during the period under review as the team see historically high valuations as a challenge to forward returns.
China | The period generally saw weakness in Chinese economic data and moderate returns in Chinese equities. The Politburo met in September, outside its normal April/July/December timetable, and the resultant policy statement was a dramatic surprise for markets, with a focus on supporting the housing market and on increasing fiscal expenditures by using special sovereign bonds. This coincided with surprise cuts in the policy interest rate, the banking system’s Required Reserve Ratio and the outstanding mortgage rate by the central bank. This drove a strong market reaction. Having traded broadly sideways through the first eleven months of the period under review, in September MSCI China rose 23.5% in USD terms. Overall, the MSCI China rose 23.9% in USD terms in the period.
TOP PERFORMANCE DETRACTORS
Mexico | In Mexico’s June elections, the governing Morena party won 60% of the vote and the presidency for incoming President Claudia Sheinbaum. The strong mandate for a populist left-wing party combined with concerns about judicial reforms passed by the outgoing government to send the Mexican Peso down 11.5% against the US dollar contributed to the MSCI Mexico returning -3.4% in USD terms.
Fund Performance
The following graph and chart show the change in value of a hypothetical $10,000 investment in Investor shares of the Fund during the stated time period.
GROWTH OF $10,000
Average Annual Total Returns	1 year	5 year	10 year
JOHCM Emerging Markets Opportunities Fund (Investor Shares/JOEAX)	21.88%	5.35%	4.45%
MSCI Emerging Markets Index	26.05%	5.75%	4.02%
Performance data quoted represents past performance; past performance does not guarantee future results.
Visit johcm.com/en-us/funds/johcm-emerging-markets-opportunities-fund/#performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,176,049,772
Total number of portfolio holdings	58
Total advisory fees paid	$8,488,898
Portfolio turnover rate as of the end of the reporting period	37.00%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, excluding short-term investments, represented as a percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
Tencent Holdings Ltd.	8.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	8.0%
Meituan - Class B	5.6%
Trip.com Group Ltd.	3.8%
Itau Unibanco Holding S.A. - ADR	3.1%
Mahindra & Mahindra Ltd.	3.0%
Bank Mandiri Persero Tbk PT	3.0%
Barrick Gold Corp.	2.6%
FirstRand Ltd.	2.5%
Emaar Properties PJSC	2.5%
SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION
Material Fund Changes
Effective January 28, 2024, Perpetual Americas Funds Services1 contractually agreed to limit fund operating expenses to 1.29% of average daily net assets through February 1, 2025.
This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's prospectus at connect.rightprospectus.com/JOHCM/. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at connect.rightprospectus.com/JOHCM/. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 866-260-9549 (toll free) or 312-557-5913 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
1 The Fund’s investment adviser is Perpetual Americas Funds Services, which is the business name under which JOHCM (USA) Inc subcontracts portfolio management services to affiliated investment advisers.
For additional information, please scan the QR code at left to navigate to additional hosted material at connect.rightprospectus.com/JOHCM/.

JOHCM Global Select Fund
Advisor Shares/JOGEX
ANNUAL SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the JOHCM Global Select Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at connect.rightprospectus.com/JOHCM/. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JOHCM Global Select Fund (Advisor Shares)	$126	1.09%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Advisor Class shares of the Fund returned 30.96% for the twelve-month period ended September 30, 2024. The Fund slighty underperformed its benchmark, MSCI ACWI Index, which returned 31.76%.
TOP PERFORMANCE CONTRIBUTORS
Viking Therapeutics | Positive news from the successful trials of Viking Therapeutics' next-generation anti-obesity drugs led the Fund to take profits, while still maintaining a position in the stock.
Zealand | Positive news from the successful trials of Zealand's next-generation anti-obesity drugs led the Fund to take profits, while still maintaining a position in the stock.
Applovin | Positive earnings revisions, driven by its AI software solution that enhances app user acquisition and profitability, led the Fund to take profits while still retaining a position in the stock.
TOP PERFORMANCE DETRACTORS
Nvidia | Not owning Nvidia during the first half of 2024 negatively impacted the Fund's performance, as the stock significantly outperformed the benchmark. We subsequently purchased the stock in June, as its earnings revisions remained very positive and its valuation became more attractive.
Chart Industries | The company lowered its sales and earnings guidance for 2024 due to the delay of large orders. We continue to own the stock, as we expect this situation to reverse in 2025.
B3 | The company missed its earnings expectations due to lower trading volumes and increased costs, driven by deteriorating economic and political conditions in Brazil. Consequently, we sold the stock.
Fund Performance
The following graph and chart show the change in value of a hypothetical $10,000 investment in Advisor Class shares of the Fund during the stated time period.
GROWTH OF $10,000
Average Annual Total Returns	1 year	5 year	10 year
JOHCM Global Select Fund (Advisor Shares/JOGEX)	30.96%	8.99%	6.82%
MSCI ACWI Index	31.76%	12.19%	9.39%
Performance data quoted represents past performance; past performance does not guarantee future results.
Visit johcm.com/en-us/funds/johcm-global-select-fund/#performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$54,171,865
Total number of portfolio holdings	37
Total advisory fees paid	$445,996
Portfolio turnover rate as of the end of the reporting period	86.19%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, excluding short-term investments, represented as a percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
Microsoft Corp.	4.0%
NVIDIA Corp.	3.8%
NEC Corp.	3.0%
Alphabet, Inc. - Class A	3.0%
Spotify Technology S.A.	2.9%
Prysmian S.p.A.	2.9%
TPG, Inc.	2.9%
AppLovin Corp. - Class A	2.9%
Broadcom, Inc.	2.8%
SAP S.E.	2.8%
SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at connect.rightprospectus.com/JOHCM/. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 866-260-9549 (toll free) or 312-557-5913 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at connect.rightprospectus.com/JOHCM/.

JOHCM Global Select Fund
Institutional Shares/JOGIX
ANNUAL SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the JOHCM Global Select Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at connect.rightprospectus.com/JOHCM/. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JOHCM Global Select Fund (Institutional Shares)	$114	0.99%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Institutional Class shares of the Fund returned 31.13% for the twelve-month period ended September 30, 2024. The Fund slighty underperformed its benchmark, the MSCI ACWI Index, which returned 31.76%.
TOP PERFORMANCE CONTRIBUTORS
Viking Therapeutics | Positive news from the successful trials of Viking Therapeutics' next-generation anti-obesity drugs led the Fund to take profits, while still maintaining a position in the stock.
Zealand | Positive news from the successful trials of Zealand's next-generation anti-obesity drugs led the Fund to take profits, while still maintaining a position in the stock.
Applovin | Positive earnings revisions, driven by its AI software solution that enhances app user acquisition and profitability, led the Fund to take profits while still retaining a position in the stock.
TOP PERFORMANCE DETRACTORS
Nvidia | Not owning Nvidia during the first half of 2024 negatively impacted the Fund's performance, as the stock significantly outperformed the benchmark. We subsequently purchased the stock in June, as its earnings revisions remained very positive and its valuation became more attractive.
Chart Industries | The company lowered its sales and earnings guidance for 2024 due to the delay of large orders. We continue to own the stock, as we expect this situation to reverse in 2025.
B3 | The company missed its earnings expectations due to lower trading volumes and increased costs, driven by deteriorating economic and political conditions in Brazil. Consequently, we sold the stock.
Fund Performance
The following graph and chart show the change in value of a hypothetical $100,000 investment in Institutional Class shares of the Fund during the stated time period.
GROWTH OF $100,000
Average Annual Total Returns	1 year	5 year	10 year
JOHCM Global Select Fund (Institutional Shares/JOGIX)	31.13%	9.10%	6.92%
MSCI ACWI Index	31.76%	12.19%	9.39%
Performance data quoted represents past performance; past performance does not guarantee future results.
Visit johcm.com/en-us/funds/johcm-global-select-fund/#performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$54,171,865
Total number of portfolio holdings	37
Total advisory fees paid	$445,996
Portfolio turnover rate as of the end of the reporting period	86.19%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, excluding short-term investments, represented as a percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
Microsoft Corp.	4.0%
NVIDIA Corp.	3.8%
NEC Corp.	3.0%
Alphabet, Inc. - Class A	3.0%
Spotify Technology S.A.	2.9%
Prysmian S.p.A.	2.9%
TPG, Inc.	2.9%
AppLovin Corp. - Class A	2.9%
Broadcom, Inc.	2.8%
SAP S.E.	2.8%
SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at connect.rightprospectus.com/JOHCM/. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 866-260-9549 (toll free) or 312-557-5913 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at connect.rightprospectus.com/JOHCM/.

JOHCM International Opportunities Fund
Institutional Shares/JOPSX
ANNUAL SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the JOHCM International Opportunities Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at connect.rightprospectus.com/JOHCM/. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JOHCM International Opportunities Fund (Institutional Shares)	$56	0.50%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Institutional Class shares of the Fund returned 25.30% for the twelve-month period ended September 30, 2024. The Fund outperformed its benchmark, the MSCI EAFE Index (the “Index”), which returned 24.77%.
After the inflation-driven volatility of summer 2023, the period was characterized by rising equity markets and falling interest rates, in the context of a continued decline in inflation. The Swedish, Swiss and European central banks cut their policy rates in May/June 2024, with the UK and US following suit in Aug/Sept 2024. The exception was Japan, where the Bank of Japan ended the era of negative interest rates in March 2024 and then raised its policy rate to 0.25% in July 2024, higher than at any point since December 2008. Until July 2024, the Japanese Yen's weakness allowed a carry trade to support markets ranging from US mega cap tech to Latin American currencies. The unwinding of these trades caused financial market volatility to increase in the last two months of the period.
TOP PERFORMANCE CONTRIBUTORS
The Index rose by nearly 25% over the year, partly due to the weakness of the USD. Unlike the US market, which remained heavily dominated by the information technology sector, the Index experienced broader leadership, with strong performances from both industrials and financials. Consequently, the Fund was able to achieve modest outperformance, benefiting from strong performances across various names in these sectors. Notable contributors included Ebara, Wartsila, Deutsche Boerse, and Beazley, as well as CRH in the materials sector.
TOP PERFORMANCE DETRACTORS
Weakness in the consumer staples sector affected holdings during the period such as Heineken and Diageo. However, this was offset by the benefit of not owning Nestle, which was the largest company in the Index at the start of the period. Other negative contributors included UK-based companies Shell and B&M.
Fund Performance
The following graph and chart show the change in value of a hypothetical $100,000 investment in Institutional Class shares of the Fund during the stated time period.
GROWTH OF $100,000
Average Annual Total Returns	1 year	5 year	Since Inception
JOHCM International Opportunities Fund (Institutional Shares/JOPSX)	25.30%	9.75%	8.03%
MSCI EAFE Index	24.77%	8.20%	7.51%
Performance data quoted represents past performance; past performance does not guarantee future results.
Visit johcm.com/en-us/funds/johcm-international-opportunities-fund/#performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$34,752,588
Total number of portfolio holdings	41
Total advisory fees paid	$0 - Due to fee waivers
Portfolio turnover rate as of the end of the reporting period	44.16%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, excluding short-term investments, represented as a percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
Shell PLC	3.6%
Deutsche Boerse A.G.	3.5%
Sanofi S.A.	3.5%
CRH PLC	3.4%
Intact Financial Corp.	3.4%
Merck KGaA	3.4%
Ebara Corp.	3.3%
Cameco Corp.	3.2%
Daifuku Co. Ltd.	2.9%
Compass Group PLC	2.9%
SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at connect.rightprospectus.com/JOHCM/. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 866-260-9549 (toll free) or 312-557-5913 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at connect.rightprospectus.com/JOHCM/.

JOHCM International Select Fund
Institutional Shares/JOHIX
ANNUAL SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the JOHCM International Select Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at connect.rightprospectus.com/JOHCM/. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JOHCM International Select Fund (Institutional Shares)	$108	0.98%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Institutional Class shares of the Fund returned 20.10% for the twelve-month period ended September 30, 2024. The Fund underperformed its benchmark, the MSCI EAFE Index, which returned 24.77%.
TOP PERFORMANCE CONTRIBUTORS
Zealand | Positive news from the successful trials of Zealand's next-generation anti-obesity drugs led the Fund to take profits, while still maintaining a position in the stock.
Hitachi | The company announced positive earnings revisions, driven by successful restructuring and a focus on electrification and digitization solutions. We took profits while still retaining a position in the stock.
EQT | Increased private equity fees and earnings, driven by strong investment activity and successful new fundraising, led us to take profits while still retaining a position in the stock.
TOP PERFORMANCE DETRACTORS
Carl Zeiss Meditec | The company missed its earnings expectations due to lower revenues and profit margins, which were impacted by the economic slowdown in China. Consequently, we sold the stock.
B&M Value | The company lowered its earnings guidance for 2024 due to the challenging economic environment for UK retailers and rising supply chain costs. We continue to own the stock.
B3 | The company missed its earnings expectations due to lower trading volumes and increased costs, driven by deteriorating economic and political conditions in Brazil. Consequently, we sold the stock.
Fund Performance
The following graph and chart show the change in value of a hypothetical $100,000 investment in Institutional Class shares of the Fund during the stated time period.
GROWTH OF $100,000
Average Annual Total Returns	1 year	5 year	10 year
JOHCM International Select Fund (Institutional Shares/JOHIX)	20.10%	5.74%	5.29%
MSCI EAFE Index	24.77%	8.20%	5.71%
Performance data quoted represents past performance; past performance does not guarantee future results.
Visit johcm.com/en-us/funds/johcm-international-select-fund/#performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$5,030,134,368
Total number of portfolio holdings	40
Total advisory fees paid	$45,753,717
Portfolio turnover rate as of the end of the reporting period	77.73%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, excluding short-term investments, represented as a percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
Ivanhoe Mines Ltd. - Class A	2.9%
NEC Corp.	2.9%
Recruit Holdings Co. Ltd.	2.8%
FUJIFILM Holdings Corp.	2.8%
Chugai Pharmaceutical Co. Ltd.	2.8%
SK Hynix, Inc.	2.7%
Japan Exchange Group, Inc.	2.7%
Hitachi Ltd.	2.7%
Prysmian S.p.A.	2.7%
EQT AB	2.7%
SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at connect.rightprospectus.com/JOHCM/. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 866-260-9549 (toll free) or 312-557-5913 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at connect.rightprospectus.com/JOHCM/.

JOHCM International Select Fund
Investor Shares/JOHAX
ANNUAL SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the JOHCM International Select Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at connect.rightprospectus.com/JOHCM/. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JOHCM International Select Fund (Investor Shares)	$133	1.21%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Investor Class shares of the Fund returned 19.88% for the twelve-month period ended September 30, 2024. The Fund underperformed its benchmark, the MSCI EAFE Index, which returned 24.77%.
TOP PERFORMANCE CONTRIBUTORS
Zealand | Positive news from the successful trials of Zealand's next-generation anti-obesity drugs led the Fund to take profits, while still maintaining a position in the stock.
Hitachi | The company lowered its earnings guidance for 2024 due to the challenging economic environment for UK retailers and rising supply chain costs. We continue to own the stock.
EQT | Increased private equity fees and earnings, driven by strong investment activity and successful new fundraising, led us to take profits while still retaining a position in the stock.
TOP PERFORMANCE DETRACTORS
Carl Zeiss Meditec | The company missed its earnings expectations due to lower revenues and profit margins during the period, which were impacted by the economic slowdown in China. Consequently, we sold the stock.
B&M Value | The company lowered its earnings guidance for 2024 due to the challenging economic environment for UK retailers and rising supply chain costs. We continue to own the stock.
B3 | The company missed its earnings expectations due to lower trading volumes and increased costs, driven by deteriorating economic and political conditions in Brazil. Consequently, we sold the stock.
Fund Performance
The following graph and chart show the change in value of a hypothetical $10,000 investment in Investor shares of the Fund during the stated time period.
GROWTH OF $10,000
Average Annual Total Returns	1 year	5 year	10 year
JOHCM International Select Fund (Investor Shares/JOHAX)	19.88%	5.49%	5.03%
MSCI EAFE Index	24.77%	8.20%	5.71%
Performance data quoted represents past performance; past performance does not guarantee future results.
Visit johcm.com/en-us/funds/johcm-international-select-fund/#performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$5,030,134,368
Total number of portfolio holdings	40
Total advisory fees paid	$45,753,717
Portfolio turnover rate as of the end of the reporting period	77.73%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, excluding short-term investments, represented as a percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
Ivanhoe Mines Ltd. - Class A	2.9%
NEC Corp.	2.9%
Recruit Holdings Co. Ltd.	2.8%
FUJIFILM Holdings Corp.	2.8%
Chugai Pharmaceutical Co. Ltd.	2.8%
SK Hynix, Inc.	2.7%
Japan Exchange Group, Inc.	2.7%
Hitachi Ltd.	2.7%
Prysmian S.p.A.	2.7%
EQT AB	2.7%
SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at connect.rightprospectus.com/JOHCM/. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 866-260-9549 (toll free) or 312-557-5913 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at connect.rightprospectus.com/JOHCM/.

Regnan Global Equity Impact Solutions
Institutional Shares/REGIX
ANNUAL SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the Regnan Global Equity Impact Solutions (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at connect.rightprospectus.com/JOHCM/. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Regnan Global Equity Impact Solutions (Institutional Shares)	$97	0.95%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Institutional Class shares of the Fund returned 4.69% for the twelve months ended September 30, 2024. The Fund underperformed the MSCI ACWI Investable Markets Index, which returned 30.92%.
TOP PERFORMANCE CONTRIBUTORS
Munters | Munters, the Swedish data centre cooling equipment provider, contributed positively, with continuously strong order intake in data centre cooling, as demand was driven by the need to reduce AI data centre power consumption, of which cooling represents half of the company's revenues.
HA Sustainable Infrastructure | HA Sustainable Infrastructure, the renewable energy and efficiency financing company, delivered consistently strong results with strong gains in sales, higher interest income, and lower interest costs, assisted by the company's recent credit rating upgrades. The company has a strong growth pipeline with good diversification across asset types, and we believe the company will continue to improve.
Horiba | Japanese-based Horiba announced an ambitious new long-term plan and improved earnings, driven by rising demand due to Euro 7 emissions regulations and continued strength in orders for its class-leading mass flow controllers as generative AI applications grow.
TOP PERFORMANCE DETRACTORS
Yduqs | Yduqs, the Brazilian education provider, had a weak 12 months, with the broader Brazilian market down on a weaker macro environment and a slower pace of rate cuts than expected. Concerns remain around the regulatory environment for distance learning and medicine, but we believe Yduqs, which has a physical presence on campus and is one of Brazil's leading medical education players, is well-placed to weather these risks.
Aixtron | Aixtron, the German-based compound semiconductor tools producer, reported in-line results for 2023 with strong revenues, order intake, and new customer additions, yet guidance for 2024 was disappointing. Sentiment was further impacted by the simultaneous announcement from one of Aixtron's customers that it would end its microLED investment program; however, management has assured investors that other customers continue to invest in this technology. The company has also seen slowing investment in tools needed to produce Silicon Carbide power semiconductors, which are primarily used in electric vehicles, as EV volumes have declined and 2024 has been a quiet year for new model launches.
Stevanato | Stevanato, the leading provider of drug containment solutions, reported weaker than expected backlog growth and, over the course of the period, was affected by customer destocking of their high-value, high gross margin EZ-Fill glass vials. We continue to believe Stevanato is well positioned to benefit longer term from the opportunity in its high-value solutions business, especially with capacity expansions coming online, which have already contracted most of the future capacity for high-value solutions. These containment solutions are critical to the safe delivery of new therapies such as GLP-1s and other biologic drugs, where the cost of the container is a small proportion of the total selling price, yet the cost of failure is high.
Fund Performance
The following graph and chart show the change in value of a hypothetical $100,000 investment in Institutional shares of the Fund during the stated time period.
GROWTH OF $100,000
Average Annual Total Returns	1 year	Since Inception
Regnan Global Equity Impact Solutions (Institutional Shares/REGIX)	4.69%	(8.92)%
MSCI ACWI Index*	31.76%	6.86%
MSCI ACWI Investable Market Index	30.92%	6.36%
*
Effective September 30, 2024 the Fund compares its performance to the MSCI ACWI Index, a broad-based performance index that meets new regulatory requirements. The Fund’s performance is also compared to its prior benchmark, which more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

Performance data quoted represents past performance; past performance does not guarantee future results.
Visit johcm.com/en-us/funds/johcm-emerging-markets-discovery-fund/#performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$2,448,124
Total number of portfolio holdings	34
Total advisory fees paid	$0 - Due to fee waivers
Portfolio turnover rate as of the end of the reporting period	54.19%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, excluding short-term investments, represented as a percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
Ecolab, Inc.	5.7%
Lonza Group A.G. - REG	5.4%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	4.1%
Bank Rakyat Indonesia Persero Tbk PT	4.1%
Xylem, Inc.	4.0%
PTC, Inc.	4.0%
Orsted A/S	3.9%
QIAGEN N.V.	3.9%
Itron, Inc.	3.8%
ANSYS, Inc.	3.7%
SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at connect.rightprospectus.com/JOHCM/. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 866-260-9549 (toll free) or 312-557-5913 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at connect.rightprospectus.com/JOHCM/.

(b) Not Applicable.

Item 2. Code of Ethics.

As of September 30, 2024, the registrant had adopted a "code of ethics" (as such term is defined in Item 2 of Form N-CSR) that applies to the registrant's principal executive officer and principal financial officer. There were no substantive amendments or waivers to the code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant's Board of Trustees has determined the registrant has at least one "audit committee financial expert" (as such term is defined in Item 3 of Form N-CSR) serving on its Audit Committee. The "audit committee financial expert" is Joseph P. Gennaco, who is "independent" for purposes of this Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The amounts presented reflect Trust level amounts.  Any fees directly incurred by a Fund or subset of Funds in the Trust are included in the amounts reflected in the Financial Statements under Item 7 to this Form N-CSR.

(a) Audit Fees

2024: $715,020

2023: $674,975

The fees relate to the audit of the registrant’s annual financial statements and letters for filings of the registrant’s Form N-CEN and N-1A, as applicable.

(b) Audit Related Fees

2024: $0

2023: $0

(c) Tax Fees

2024: $126,680

2023: $84,640

The fees relate to the preparation of the registrant’s tax returns, review of annual distributions, additional tax provision support fees, and local tax services in certain foreign markets, as applicable.

(d) All Other Fees

2024: $0

2023: $0

(e)(1) Except as permitted by rule 2-01(c)(7)(i)(C) of regulation S-X the registrant’s audit committee must pre-approve all audit and non-audit services provided by the independent accountants relating to the operations or financial reporting of the registrant. Prior to the commencement of any audit or non-audit services to the registrant, the audit committee reviews the services to determine whether they are appropriate and permissible under applicable law.

(e)(2) 2024: 0%

2023: 0%

(f) Not applicable.

(g) 2024: $224,180

2023: $417,548

(h) The Audit Committee considered the non-audit services rendered to the registrant's investment adviser and believes the services are compatible with the principal accountant's independence.

(i) The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

(j) The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The Schedules of Investments in securities of unaffiliated issuers are included in the Financial Statements filed under Item 7 of this Form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) - (b) The Financial Statements and Financial Highlights are included herewith.

ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION
September 30, 2024

PERPETUAL AMERICAS FUNDS TRUST

TABLE OF CONTENTS

September 30, 2024

PERPETUAL AMERICAS FUNDS TRUST

JOHCM EMERGING MARKETS DISCOVERY FUND

SCHEDULE OF INVESTMENTS

September 30, 2024

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	95.3%
Belgium	0.8%
Cenergy Holdings S.A.		50,154	$558,289
Brazil	4.4%
C&A MODAS S.A.(a)		380,600	733,576
Cia Brasileira de Aluminio(a)		307,800	309,625
Embraer S.A. - ADR(a)		20,308	718,294
Grupo SBF S.A.		175,800	532,463
Hapvida Participacoes e Investimentos S.A.(a)(b)		510,900	375,131
Santos Brasil Participacoes S.A.		132,000	357,641
			3,026,730
Canada	3.6%
Capstone Copper Corp.(a)		81,725	638,717
ERO Copper Corp.(a)		11,908	265,112
OceanaGold Corp.		105,018	297,400
Pan American Silver Corp.		37,393	780,392
Sigma Lithium Corp.(a)		40,072	495,290
			2,476,911
China	4.3%
Akeso, Inc.(a)(b)		42,000	370,627
First Tractor Co. Ltd. - Class H		362,000	391,158
Sunny Optical Technology Group Co. Ltd.		64,700	478,560
TAL Education Group - ADR(a)		30,247	358,124
Tongcheng Travel Holdings Ltd.		157,600	404,651
Xinyi Glass Holdings Ltd.		456,000	543,175
Yihai International Holding Ltd.		183,000	379,001
			2,925,296
Cyprus	0.4%
Theon International PLC		26,049	302,143
Finland	0.4%
Valmet Oyj		7,851	251,344
France	0.5%
Eramet S.A.		4,717	371,752
Greece	1.0%
OPAP S.A.		38,055	676,080
Hong Kong	1.3%
Sinotruk Hong Kong Ltd.		284,000	853,039
Hungary	1.0%
Richter Gedeon Nyrt		21,405	659,095
India	27.4%
Ashoka Buildcon Ltd.(a)		289,495	789,778
Aster DM Healthcare Ltd.(b)		134,550	666,478
Brigade Enterprises Ltd.		67,194	1,136,227
Cholamandalam Financial Holdings Ltd.		14,418	351,618
Computer Age Management Services Ltd.		11,636	612,214

See Notes to Financial Statements.

PERPETUAL AMERICAS FUNDS TRUST

JOHCM EMERGING MARKETS DISCOVERY FUND

SCHEDULE OF INVESTMENTS

September 30, 2024

	Percentage of Net Assets	Shares	Value
CreditAccess Grameen Ltd.		27,784	$397,060
Emami Ltd.		93,199	852,124
Exide Industries Ltd.		163,061	977,865
Genus Power Infrastructures Ltd.		245,194	1,165,532
IRB Infrastructure Developers Ltd.		660,589	481,324
Jyothy Labs Ltd.		127,722	850,451
KPIT Technologies Ltd.		24,498	475,921
Mrs Bectors Food Specialities Ltd.		51,914	1,180,933
Narayana Hrudayalaya Ltd.		43,516	649,641
PB Fintech Ltd.(a)		58,454	1,129,966
Phoenix Mills (The) Ltd.		79,106	1,742,241
PNC Infratech Ltd.		144,196	767,944
Shriram Finance Ltd.		25,320	1,080,752
Sobha Ltd.		19,683	455,756
Sobha Ltd.		2,636	33,958
Thermax Ltd.		16,162	983,630
VA Tech Wabag Ltd.(a)		43,296	780,401
Varun Beverages Ltd.		167,222	1,209,851
			18,771,665
Indonesia	3.9%
Aspirasi Hidup Indonesia Tbk PT		10,016,400	608,658
Bank Syariah Indonesia Tbk PT		3,328,200	661,683
Indosat Tbk PT		1,154,400	834,920
Jasa Marga Persero Tbk PT		1,794,300	584,273
			2,689,534
Macau	1.1%
MGM China Holdings Ltd.		461,200	735,656
Malaysia	1.8%
Econpile Holdings Bhd.(a)		1,815,400	202,518
Gamuda Bhd.		339,300	664,859
Mah Sing Group Bhd.		839,200	350,048
			1,217,425
Mexico	2.6%
BBB Foods, Inc. - Class A(a)		22,566	676,980
Controladora Vuela Cia de Aviacion S.A.B. de C.V. - ADR(a)		105,394	667,144
Corp. Inmobiliaria Vesta S.A.B. de C.V.		59,300	160,071
Grupo Aeroportuario del Pacifico S.A.B. de C.V. - Class B		16,945	294,235
			1,798,430
Netherlands	0.3%
SBM Offshore N.V.		12,613	230,118
Philippines	0.9%
Century Pacific Food, Inc.		902,500	612,806
Poland	0.9%
CCC S.A.(a)		13,791	607,320

See Notes to Financial Statements.

PERPETUAL AMERICAS FUNDS TRUST

JOHCM EMERGING MARKETS DISCOVERY FUND

SCHEDULE OF INVESTMENTS

September 30, 2024

	Percentage of Net Assets	Shares	Value
Russia	0.0%
Ozon Holdings PLC - ADR(a)**		7,516	$—
Saudi Arabia	1.6%
AlKhorayef Water & Power Technologies Co.(a)		3,235	139,700
Riyadh Cables Group Co.		12,329	325,693
Saudi Ground Services Co.		15,588	214,826
Savola Group (The)(a)		14,473	104,167
United Electronics Co.		10,946	276,611
			1,060,997
Singapore	0.8%
Yangzijiang Shipbuilding Holdings Ltd.		297,100	566,345
South Africa	3.8%
Aspen Pharmacare Holdings Ltd.		31,445	354,899
Foschini Group (The) Ltd.		78,070	705,850
Impala Platinum Holdings Ltd.(a)		60,240	337,365
Kumba Iron Ore Ltd.		10,578	245,509
Life Healthcare Group Holdings Ltd.		308,146	285,362
Nedbank Group Ltd.		39,668	686,415
			2,615,400
South Korea	7.3%
Classys, Inc.		20,680	855,539
Eo Technics Co. Ltd.		4,405	516,056
Eugene Technology Co. Ltd.		14,218	412,612
Hyundai Rotem Co. Ltd.		17,556	719,585
NH Investment & Securities Co. Ltd.		88,505	908,264
PharmaResearch Co. Ltd.		3,202	471,840
Sanil Electric Co. Ltd.(a)		8,895	325,477
Soulbrain Co. Ltd.		282	47,873
TSE Co. Ltd.(a)		8,673	328,297
WONIK IPS Co. Ltd.(a)		17,130	406,734
			4,992,277
Taiwan	19.4%
Alchip Technologies Ltd.		5,993	374,012
All Ring Tech Co. Ltd.		34,000	509,251
Arcadyan Technology Corp.		86,000	385,888
Asia Vital Components Co. Ltd.		58,750	1,095,303
ASPEED Technology, Inc.		7,120	968,562
E Ink Holdings, Inc.		53,000	490,702
Elan Microelectronics Corp.		150,000	675,430
Elite Material Co. Ltd.		48,000	677,990
Ennoconn Corp.		64,000	584,456
Fositek Corp.		15,000	391,038
Gold Circuit Electronics Ltd.		101,000	631,918
Ingentec Corp.		64,050	462,466
Insyde Software Corp.		19,000	311,598

See Notes to Financial Statements.

PERPETUAL AMERICAS FUNDS TRUST

JOHCM EMERGING MARKETS DISCOVERY FUND

SCHEDULE OF INVESTMENTS

September 30, 2024

	Percentage of Net Assets	Shares	Value
Johnson Health Tech Co. Ltd.		117,000	$582,292
King Yuan Electronics Co. Ltd.		251,000	892,279
Kinik Co.		86,000	842,431
Sports Gear Co. Ltd.		169,000	563,396
Taiwan Paiho Ltd.		328,000	756,608
Universal Microwave Technology, Inc.		52,000	533,203
Visual Photonics Epitaxy Co. Ltd.		148,000	776,326
Voltronic Power Technology Corp.		11,550	739,063
			13,244,212
Thailand	2.5%
Fabrinet(a)		1,490	352,296
Muangthai Capital PCL - NVDR		441,500	679,178
NSL Foods PCL - NVDR		595,600	643,216
			1,674,690
Turkey	2.3%
Haci Omer Sabanci Holding A.S.		206,138	586,813
MLP Saglik Hizmetleri A.S.(a)(b)		64,080	612,740
Ulker Biskuvi Sanayi A.S.(a)		82,524	337,842
			1,537,395
United Arab Emirates	0.7%
Burjeel Holdings PLC		161,468	106,823
Emaar Development PJSC		164,532	391,055
			497,878
United States	0.3%
Gran Tierra Energy, Inc.(a)		37,390	234,435
TOTAL COMMON STOCKS (Cost $53,373,309)			65,187,262
EQUITY-LINKED SECURITIES	2.4%
Singapore	2.4%
Federal Bank Ltd., Issued by CLSA Global Markets Pte. Ltd., Maturity Date 10/25/27(a)		333,772	783,556
Shriram Transport Finance Co. Ltd., Issued by CLSA Global Markets Pte. Ltd., Maturity Date 1/31/29(a)		10,312	440,154
VA Tech Wabag Ltd., Issued by CLSA Global Markets Pte. Ltd., Maturity Date 7/30/26(a)		23,020	414,931
			1,638,641
TOTAL EQUITY-LINKED SECURITIES (Cost $879,530)			1,638,641
PREFERRED STOCKS	1.7%
Brazil	1.7%
Marcopolo S.A., 0.48%(c)		809,280	1,181,008
TOTAL PREFERRED STOCKS (Cost $919,044)			1,181,008

See Notes to Financial Statements.

PERPETUAL AMERICAS FUNDS TRUST

JOHCM EMERGING MARKETS DISCOVERY FUND

SCHEDULE OF INVESTMENTS

September 30, 2024

	Percentage of Net Assets	Shares	Value
SHORT-TERM INVESTMENTS	2.2%
Northern Institutional Treasury Portfolio (Premier Class), 4.78%(d)		1,520,256	$1,520,256
TOTAL SHORT-TERM INVESTMENTS (Cost $1,520,256)			1,520,256
TOTAL INVESTMENTS (Cost $56,692,139)	101.6%		69,527,167
NET OTHER ASSETS (LIABILITIES)	(1.6%)		(1,077,326)
NET ASSETS	100.0%		$68,449,841

(a)Non-income producing security.
(b)Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2024, these securities had a total value of $2,024,976 or 3% of net assets.

(c)Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
(d)7-day current yield as of September 30, 2024 is disclosed.
**Security valued pursuant to Level 3 unobservable inputs and is restricted for trading.

Abbreviations:
ADR – American Depositary Receipt
NVDR – Non-Voting Depositary Receipt
At September 30, 2024 the industry sectors (excluding short-term investments) for the JOHCM Emerging Markets Discovery Fund were:

Sector Allocation (Unaudited)	% of Net Assets
Industrials	21.7%
Information Technology	19.7
Consumer Discretionary	12.5
Financials	11.4
Consumer Staples	10.1
Health Care	7.7
Real Estate	6.3
Materials	6.3
Utilities	1.9
Communication Services	1.2
Energy	0.6
Total	99.4%

See Notes to Financial Statements.

PERPETUAL AMERICAS FUNDS TRUST

JOHCM EMERGING MARKETS OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

September 30, 2024

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	94.6%
Brazil	6.8%
Ambev S.A. - ADR		1,280,182	$3,123,644
Arcos Dorados Holdings, Inc. - Class A		636,273	5,548,300
B3 S.A. - Brasil Bolsa Balcao		9,673,057	19,016,914
Banco BTG Pactual S.A.(a)		3,814,553	23,296,103
Petroleo Brasileiro S.A. - ADR		1,482,035	21,356,124
Vamos Locacao de Caminhoes Maquinas e Equipamentos S.A.(a)		6,265,918	7,602,790
			79,943,875
Canada	2.6%
Barrick Gold Corp.		1,563,182	31,091,690
China	29.7%
China Oilfield Services Ltd. - Class H		12,728,384	11,706,934
China Resources Land Ltd.		5,542,000	20,424,667
ENN Energy Holdings Ltd.		2,940,176	22,711,728
H World Group Ltd.		1,578,300	6,182,166
Imeik Technology Development Co. Ltd. - Class A		344,620	11,587,751
Kunlun Energy Co. Ltd.		4,590,000	4,735,337
Meituan - Class B(a)(b)		2,982,776	65,995,288
Proya Cosmetics Co. Ltd. - Class A		1,317,183	20,695,569
Tencent Holdings Ltd.		1,804,084	103,178,701
Tencent Holdings Ltd. - ADR		151,884	8,414,374
Tongcheng Travel Holdings Ltd.		3,090,824	7,935,945
Trip.com Group Ltd.(a)		699,730	44,195,274
Tsingtao Brewery Co. Ltd. - Class H		2,405,730	18,815,437
Xinyi Solar Holdings Ltd.		5,263,325	2,857,173
			349,436,344
Hong Kong	2.3%
Hong Kong Exchanges & Clearing Ltd.		647,663	27,176,710
India	11.0%
HDFC Bank Ltd. - ADR		470,706	29,447,367
ICICI Bank Ltd. - ADR		411,006	12,268,529
Infosys Ltd. - ADR		233,519	5,200,468
Larsen & Toubro Ltd.		508,344	22,296,133
Mahindra & Mahindra Ltd.		959,871	35,449,409
Reliance Industries Ltd.		284,380	10,021,531
UltraTech Cement Ltd.		101,157	14,246,266
			128,929,703
Indonesia	6.6%
Bank Mandiri Persero Tbk PT		76,472,903	34,978,524
Bank Rakyat Indonesia Persero Tbk PT		81,769,354	26,734,366
Mitra Adiperkasa Tbk PT		137,050,909	15,931,942
			77,644,832
Jersey	0.2%
Centamin PLC		1,235,001	2,427,168

See Notes to Financial Statements.

PERPETUAL AMERICAS FUNDS TRUST

JOHCM EMERGING MARKETS OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

September 30, 2024

	Percentage of Net Assets	Shares	Value
Mexico	6.4%
Becle S.A.B. de C.V.		3,156,608	$4,974,583
Bolsa Mexicana de Valores S.A.B. de C.V.		2,781,979	4,488,749
Cemex S.A.B. de C.V. - ADR		3,969,446	24,213,621
Grupo Financiero Banorte S.A.B. de C.V., Series O		3,335,949	23,634,580
Megacable Holdings S.A.B. de C.V. - CPO		805,469	1,669,845
Wal-Mart de Mexico S.A.B. de C.V.		5,222,846	15,695,064
			74,676,442
Russia	0.0%
Gazprom PJSC - ADR(a)**		306,786	—
Globaltrans Investment PLC - REG - GDR(a)**		757,185	—
			—
South Africa	2.5%
FirstRand Ltd.		6,192,582	29,770,271
South Korea	5.4%
Samsung Electronics Co. Ltd.		556,611	26,176,934
Samsung Electronics Co. Ltd. - REG - GDR		7,188	8,402,772
SK Hynix, Inc.		124,201	16,582,927
SK Square Co. Ltd.(a)		206,465	12,757,033
			63,919,666
Taiwan	12.1%
President Chain Store Corp.		397,927	3,709,366
Taiwan Semiconductor Manufacturing Co. Ltd.		3,092,816	93,527,718
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR		117,114	20,339,188
Yuanta Financial Holding Co. Ltd.		24,197,827	24,238,735
			141,815,007
United Arab Emirates	5.6%
Abu Dhabi Commercial Bank PJSC		3,497,992	8,018,702
Aldar Properties PJSC		13,684,482	28,016,854
Emaar Properties PJSC		12,534,170	29,756,731
			65,792,287
United Kingdom	0.9%
Anglogold Ashanti PLC		398,658	10,590,655
United States	2.5%
MercadoLibre, Inc.(a)		14,067	28,864,921
TOTAL COMMON STOCKS (Cost $960,216,745)			1,112,079,571
PREFERRED STOCKS	3.4%
Brazil	3.4%
Azul S.A. - ADR(a)		1,091,964	3,756,356
Itau Unibanco Holding S.A. - ADR, 3.38%(c)		5,422,978	36,062,804
			39,819,160
TOTAL PREFERRED STOCKS (Cost $42,368,846)			39,819,160

See Notes to Financial Statements.

PERPETUAL AMERICAS FUNDS TRUST

JOHCM EMERGING MARKETS OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

September 30, 2024

	Percentage of Net Assets	Shares	Value
SHORT-TERM INVESTMENTS	1.5%
Northern Institutional Treasury Portfolio (Premier Class), 4.78%(d)		17,783,486	$17,783,486
TOTAL SHORT-TERM INVESTMENTS (Cost $17,783,486)			17,783,486
TOTAL INVESTMENTS (Cost $1,020,369,077)	99.5%		1,169,682,217
NET OTHER ASSETS (LIABILITIES)	0.5%		6,367,555
NET ASSETS	100.0%		$1,176,049,772

(a)Non-income producing security.
(b)Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2024, these securities had a total value of $65,995,288 or 6% of net assets.

(c)Current yield is disclosed. Dividends are calculated based on a percentage of issuer's net income.
(d)7-day current yield as of September 30, 2024 is disclosed.
**Security valued pursuant to Level 3 unobservable inputs and is restricted for trading.

Abbreviations:
ADR – American Depositary Receipt
CPO – Certificados de Partcipatión Ordinario
GDR – Global Depositary Receipt
REG – Registered
At September 30, 2024 the industry sectors (excluding short-term investments) for the JOHCM Emerging Markets Opportunities Fund were:

Sector Allocation (Unaudited)	% of Net Assets
Financials	25.6%
Consumer Discretionary	17.9
Information Technology	14.6
Communication Services	9.7
Materials	7.0
Real Estate	6.6
Consumer Staples	5.7
Industrials	3.9
Energy	3.7
Utilities	2.3
Health Care	1.0
Total	98.0%

See Notes to Financial Statements.

PERPETUAL AMERICAS FUNDS TRUST

JOHCM GLOBAL SELECT FUND

SCHEDULE OF INVESTMENTS

September 30, 2024

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	99.6%
Brazil	2.5%
NU Holdings Ltd. - Class A(a)		100,658	$1,373,982
Canada	2.8%
Ivanhoe Mines Ltd. - Class A(a)		102,070	1,518,465
China	2.7%
Trip.com Group Ltd.(a)		23,403	1,478,144
Denmark	5.0%
Novo Nordisk A/S - Class B		11,348	1,333,315
Zealand Pharma A/S(a)		11,085	1,345,783
			2,679,098
France	2.5%
Schneider Electric S.E.		5,117	1,345,393
Germany	2.8%
SAP S.E.		6,720	1,528,987
Indonesia	2.5%
Bank Mandiri Persero Tbk PT		2,937,894	1,343,786
Ireland	2.5%
Linde PLC		2,850	1,359,051
Italy	2.9%
Prysmian S.p.A.		21,556	1,564,478
Japan	11.2%
Mitsubishi Electric Corp.		89,608	1,436,159
NEC Corp.		17,207	1,646,173
Recruit Holdings Co. Ltd.		24,865	1,506,000
Sony Group Corp.		77,735	1,502,237
			6,090,569
Netherlands	2.5%
Argenx S.E. - ADR(a)		2,522	1,367,126
South Korea	2.8%
SK Hynix, Inc.		11,340	1,514,081
United Kingdom	2.8%
Compass Group PLC		46,874	1,500,277
United States	54.1%
Alphabet, Inc. - Class A		9,732	1,614,052
Amazon.com, Inc.(a)		7,844	1,461,573
AppLovin Corp. - Class A(a)		11,875	1,550,281
Ares Management Corp. - Class A		9,088	1,416,274
Broadcom, Inc.		8,946	1,543,185
Chart Industries, Inc.(a)		10,182	1,263,994
Eli Lilly & Co.		1,685	1,492,809
Intercontinental Exchange, Inc.		9,269	1,488,972
MercadoLibre, Inc.(a)		709	1,454,840
Microsoft Corp.		4,981	2,143,324
NVIDIA Corp.		17,080	2,074,195

See Notes to Financial Statements.

PERPETUAL AMERICAS FUNDS TRUST

JOHCM GLOBAL SELECT FUND

SCHEDULE OF INVESTMENTS

September 30, 2024

	Percentage of Net Assets	Shares	Value
PTC, Inc.(a)		7,874	$1,422,517
Q2 Holdings, Inc.(a)		18,376	1,465,854
Regeneron Pharmaceuticals, Inc.(a)		1,288	1,353,997
S&P Global, Inc.		2,827	1,460,485
Spotify Technology S.A.(a)		4,327	1,594,629
TPG, Inc.		26,954	1,551,472
Vertex Pharmaceuticals, Inc.(a)		3,102	1,442,678
Viking Therapeutics, Inc.(a)		23,620	1,495,382
			29,290,513
TOTAL COMMON STOCKS (Cost $37,354,069)			53,953,950
SHORT-TERM INVESTMENTS	2.5%
Northern Institutional Treasury Portfolio (Premier Class), 4.78%(b)		1,332,103	1,332,103
TOTAL SHORT-TERM INVESTMENTS (Cost $1,332,103)			1,332,103
TOTAL INVESTMENTS (Cost $38,686,172)	102.1%		55,286,053
NET OTHER ASSETS (LIABILITIES)	(2.1%)		(1,114,188)
NET ASSETS	100.0%		$54,171,865

(a)Non-income producing security.
(b)7-day current yield as of September 30, 2024 is disclosed.

Abbreviations:
ADR – American Depositary Receipt
At September 30, 2024 the industry sectors (excluding short-term investments) for the JOHCM Global Select Fund were:

Sector Allocation (Unaudited)	% of Net Assets
Information Technology	27.4%
Health Care	18.3
Financials	15.9
Consumer Discretionary	13.7
Industrials	13.1
Communication Services	5.9
Materials	5.3
Total	99.6%

See Notes to Financial Statements.

PERPETUAL AMERICAS FUNDS TRUST

JOHCM INTERNATIONAL OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

September 30, 2024

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	98.7%
Australia	2.8%
QBE Insurance Group Ltd.		86,317	$987,029
Canada	10.3%
Alimentation Couche-Tard, Inc.		10,291	568,936
Cameco Corp.		23,342	1,115,107
Intact Financial Corp.		6,212	1,192,840
Teck Resources Ltd. - Class B		13,380	698,853
			3,575,736
France	16.6%
Pernod Ricard S.A.		6,002	905,961
Publicis Groupe S.A.		8,348	912,531
Remy Cointreau S.A.		6,771	526,469
Sanofi S.A.		10,507	1,203,505
Schneider Electric S.E.		1,908	501,663
Thales S.A.		5,461	866,549
TotalEnergies S.E.		13,174	857,881
			5,774,559
Germany	11.0%
Deutsche Boerse A.G.		5,214	1,222,895
Deutsche Post A.G.		12,407	552,849
Infineon Technologies A.G.		24,876	871,150
Merck KGaA		6,710	1,180,139
			3,827,033
Ireland	3.4%
CRH PLC		13,128	1,196,659
Japan	21.1%
Daifuku Co. Ltd.		52,954	1,017,446
Ebara Corp.		71,233	1,153,556
FUJIFILM Holdings Corp.		25,594	656,745
Murata Manufacturing Co. Ltd.		40,046	781,973
Nippon Sanso Holdings Corp.		23,102	837,925
Nitori Holdings Co. Ltd.		5,821	882,718
Pan Pacific International Holdings Corp.		22,485	578,063
Shin-Etsu Chemical Co. Ltd.		12,400	515,671
SoftBank Corp.		693,670	903,497
			7,327,594
Netherlands	2.2%
Heineken Holding N.V.		10,092	761,659
Singapore	2.4%
DBS Group Holdings Ltd.		27,571	816,243
Sweden	4.3%
Sandvik AB		39,314	878,346
Svenska Handelsbanken AB - Class A		59,847	614,330
			1,492,676

See Notes to Financial Statements.

PERPETUAL AMERICAS FUNDS TRUST

JOHCM INTERNATIONAL OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

September 30, 2024

	Percentage of Net Assets	Shares	Value
Switzerland	4.9%
Cie Financiere Richemont S.A. - Class A - REG		5,376	$849,895
Roche Holding A.G. (Genusschein)		2,705	864,859
			1,714,754
United Kingdom	16.9%
B&M European Value Retail S.A.		152,665	847,446
Beazley PLC		76,036	773,605
Compass Group PLC		31,361	1,003,758
Diageo PLC		20,380	709,240
National Grid PLC		59,418	818,221
Rio Tinto PLC		6,802	481,888
Shell PLC		38,219	1,239,100
			5,873,258
United States	2.8%
Philip Morris International, Inc.		7,895	958,453
TOTAL COMMON STOCKS (Cost $31,616,986)			34,305,653
SHORT-TERM INVESTMENTS	2.6%
Northern Institutional Treasury Portfolio (Premier Class), 4.78%(a)		897,823	897,823
TOTAL SHORT-TERM INVESTMENTS (Cost $897,823)			897,823
TOTAL INVESTMENTS (Cost $32,514,809)	101.3%		35,203,476
NET OTHER ASSETS (LIABILITIES)	(1.3%)		(450,888)
NET ASSETS	100.0%		$34,752,588

(a)7-day current yield as of September 30, 2024 is disclosed.

Abbreviations:
REG – Registered
At September 30, 2024 the industry sectors (excluding short-term investments) for the JOHCM International Opportunities Fund were:

Sector Allocation (Unaudited)	% of Net Assets
Financials	16.1%
Industrials	14.2
Consumer Staples	12.8
Consumer Discretionary	11.9
Materials	10.7
Health Care	9.4
Energy	9.3
Information Technology	6.7
Communication Services	5.2
Utilities	2.4
Total	98.7%

See Notes to Financial Statements.

PERPETUAL AMERICAS FUNDS TRUST

JOHCM INTERNATIONAL SELECT FUND

SCHEDULE OF INVESTMENTS

September 30, 2024

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	99.7%
Belgium	2.7%
UCB S.A.		739,811	$133,410,343
Canada	2.9%
Ivanhoe Mines Ltd. - Class A(a)		9,690,422	144,161,552
Denmark	4.4%
Novo Nordisk A/S - Class B		949,489	111,558,630
Zealand Pharma A/S(a)		918,182	111,472,619
			223,031,249
France	10.4%
Danone S.A.		1,808,546	131,541,380
Nexans S.A.		907,188	132,894,464
Publicis Groupe S.A.		1,148,932	125,591,288
Schneider Electric S.E.		514,322	135,228,645
			525,255,777
Germany	5.4%
Deutsche Boerse A.G.		577,672	135,487,602
SAP S.E.		592,185	134,738,589
			270,226,191
Indonesia	2.6%
Bank Rakyat Indonesia Persero Tbk PT		396,528,085	129,644,255
Ireland	2.6%
Linde PLC		277,912	132,525,116
Italy	2.7%
Prysmian S.p.A.		1,880,851	136,507,242
Japan	27.9%
Chugai Pharmaceutical Co. Ltd.		2,887,186	139,251,858
FUJIFILM Holdings Corp.		5,553,287	142,497,982
Hitachi Ltd.		5,216,525	137,232,082
Japan Exchange Group, Inc.		10,663,086	137,661,201
Kao Corp.		2,679,086	132,514,332
Mitsubishi Electric Corp.		8,232,092	131,936,851
NEC Corp.		1,493,886	142,918,299
ORIX Corp.		5,359,797	123,734,955
Recruit Holdings Co. Ltd.		2,357,569	142,791,012
Sony Group Corp.		5,867,795	113,395,725
ZOZO, Inc.		1,604,589	58,210,660
			1,402,144,957
Netherlands	5.1%
Argenx S.E.(a)		237,758	128,519,054
Prosus N.V.(a)		2,918,049	127,525,366
			256,044,420
South Korea	2.7%
SK Hynix, Inc.		1,035,622	138,272,999

See Notes to Financial Statements.

PERPETUAL AMERICAS FUNDS TRUST

JOHCM INTERNATIONAL SELECT FUND

SCHEDULE OF INVESTMENTS

September 30, 2024

	Percentage of Net Assets	Shares	Value
Sweden	2.7%
EQT AB		3,989,025	$136,491,400
Switzerland	12.7%
Alcon, Inc.		1,309,055	130,418,288
Galderma Group A.G.(a)		1,329,522	123,471,884
Givaudan S.A. - REG		23,800	130,480,298
Partners Group Holding A.G.		87,276	130,962,982
Roche Holding A.G. (Genusschein)		379,395	121,302,401
			636,635,853
United Kingdom	9.7%
B&M European Value Retail S.A.		15,870,340	88,096,521
Compass Group PLC		4,176,210	133,666,217
London Stock Exchange Group PLC		961,087	131,319,367
Rolls-Royce Holdings PLC(a)		19,077,861	134,468,408
			487,550,513
United States	5.2%
MercadoLibre, Inc.(a)		62,445	128,134,642
Spotify Technology S.A.(a)		364,682	134,396,258
			262,530,900
TOTAL COMMON STOCKS (Cost $3,944,050,087)			5,014,432,767
SHORT-TERM INVESTMENTS	3.2%
Northern Institutional Treasury Portfolio (Premier Class), 4.78%(b)		159,125,810	159,125,810
TOTAL SHORT-TERM INVESTMENTS (Cost $159,125,810)			159,125,810
TOTAL INVESTMENTS (Cost $4,103,175,897)	102.9%		5,173,558,577
NET OTHER ASSETS (LIABILITIES)	(2.9%)		(143,424,209)
NET ASSETS	100.0%		$5,030,134,368

(a)Non-income producing security.
(b)7-day current yield as of September 30, 2024 is disclosed.

Abbreviations:
REG – Registered
At September 30, 2024 the industry sectors (excluding short-term investments) for the JOHCM International Select Fund were:

Sector Allocation (Unaudited)	% of Net Assets
Health Care	20.0%
Industrials	18.8
Financials	18.4
Consumer Discretionary	12.9
Information Technology	11.1
Materials	8.1
Consumer Staples	5.2
Communication Services	5.2
Total	99.7%

See Notes to Financial Statements.

PERPETUAL AMERICAS FUNDS TRUST

REGNAN GLOBAL EQUITY IMPACT SOLUTIONS

SCHEDULE OF INVESTMENTS

September 30, 2024

	Percentage of Net Assets	Shares	Value
CLOSED-END FUNDS	1.5%
United Kingdom	1.5%
Syncona Ltd.(a)		23,707	$35,942
TOTAL CLOSED-END FUNDS (Cost $53,372)			35,942
COMMON STOCKS	95.9%
Brazil	5.0%
Afya Ltd. - Class A(a)		4,510	76,986
YDUQS Participacoes S.A.		26,411	44,554
			121,540
Canada	6.4%
ATS Corp.(a)		2,524	73,231
Stantec, Inc.		1,043	83,875
			157,106
Denmark	7.3%
Novo Nordisk A/S - Class B		716	84,125
Orsted A/S(a)(b)		1,441	95,801
			179,926
France	1.6%
Hoffmann Green Cement Technologies S.A.S.(a)		603	4,766
Sartorius Stedim Biotech		163	34,066
			38,832
Germany	5.1%
AIXTRON S.E.		2,200	39,072
Carl Zeiss Meditec A.G. - Bearer		462	36,591
Duerr A.G.		2,014	49,456
			125,119
Indonesia	4.1%
Bank Rakyat Indonesia Persero Tbk PT		305,111	99,756
Italy	3.6%
Stevanato Group S.p.A.		4,347	86,940
Japan	3.4%
Horiba Ltd.		1,291	83,932
Netherlands	3.9%
QIAGEN N.V.(a)		2,120	95,504
Norway	1.3%
TOMRA Systems ASA		2,166	31,916
Spain	2.7%
Befesa S.A.(b)		2,258	65,351
Sweden	3.2%
Munters Group AB(b)		3,487	79,588
Switzerland	8.7%
Kardex Holding A.G. - REG		248	81,168
Lonza Group A.G. - REG		207	130,752
			211,920

See Notes to Financial Statements.

PERPETUAL AMERICAS FUNDS TRUST

REGNAN GLOBAL EQUITY IMPACT SOLUTIONS

SCHEDULE OF INVESTMENTS

September 30, 2024

	Percentage of Net Assets	Shares	Value
United Kingdom	2.4%
Autolus Therapeutics PLC - ADR(a)		16,107	$58,469
Ilika PLC(a)		3,348	1,074
			59,543
United States	37.2%
Advanced Drainage Systems, Inc.		575	90,367
Agilent Technologies, Inc.		376	55,828
ANSYS, Inc.(a)		285	90,810
Ecolab, Inc.		547	139,665
Hannon Armstrong Sustainable Infrastructure Capital, Inc.		2,920	100,652
Itron, Inc.(a)		875	93,459
MSA Safety, Inc.		456	80,867
PTC, Inc.(a)		541	97,737
Verra Mobility Corp.(a)		2,265	62,990
Xylem, Inc.		733	98,977
			911,352
TOTAL COMMON STOCKS (Cost $1,980,541)			2,348,325
SHORT-TERM INVESTMENTS	1.4%
Northern Institutional Treasury Portfolio (Premier Class), 4.78%(c)		33,281	33,281
TOTAL SHORT-TERM INVESTMENTS (Cost $33,281)			33,281
TOTAL INVESTMENTS (Cost $2,067,194)	98.8%		2,417,548
NET OTHER ASSETS (LIABILITIES)	1.2%		30,576
NET ASSETS	100.0%		$2,448,124

(a)Non-income producing security.
(b)Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2024, these securities had a total value of $240,740 or 10% of net assets.

(c)7-day current yield as of September 30, 2024 is disclosed.

Abbreviations:
ADR – American Depositary Receipt
REG – Registered
At September 30, 2024 the industry sectors (excluding short-term investments) for the Regnan Global Equity Impact Solutions were:

Sector Allocation (Unaudited)	% of Net Assets
Industrials	32.5%
Health Care	23.9
Information Technology	16.5
Financials	9.7
Materials	5.9
Consumer Discretionary	5.0
Utilities	3.9
Total	97.4%

See Notes to Financial Statements.

PERPETUAL AMERICAS FUNDS TRUST

STATEMENTS OF ASSETS & LIABILITIES

September 30, 2024

	JOHCM Emerging Markets Discovery Fund	JOHCM Emerging Markets Opportunities Fund	JOHCM Global Select Fund
Assets:
Investments, at cost	$56,692,139	$1,020,369,077	$38,686,172
Investments, at value	69,527,167	1,169,682,217	55,286,053
Foreign currencies (Cost: $109,197, $70,129 and $594, respectively)	110,692	70,204	586
Receivable for dividends	109,493	1,900,261	46,819
Reclaims receivable	24,214	66,715	259,107
Receivable for investments sold	971,924	10,500,088	170,029
Receivables for capital shares sold	37,039	942,879	426
Receivable from investment adviser	38,157	84,998	18,123
Prepaid expenses	15,993	48,103	18,991
Total Assets	70,834,679	1,183,295,465	55,800,134
Liabilities:
Securities purchased payable	865,767	—	1,377,169
Capital shares redeemed payable	232	444,397	99,362
Investment advisory fees payable	57,004	811,341	42,418
Accounting and Administration fees payable	109,227	549,688	69,696
Shareholder Services fees payable - Institutional Shares	—	47,764	—
Distribution (Rule 12b-1) fees payable - Advisor Shares	618	3,466	597
Distribution (Rule 12b-1) fees payable - Investor Shares	—	5,377	—
Audit fees payable	23,320	70,722	23,139
Treasurer Service fees payable	438	7,217	391
Compliance fees payable	754	12,539	691
Trustee fees payable	1,634	27,166	1,496
Deferred foreign capital gains tax payable	1,257,791	5,156,500	—
Foreign Tax Agent fees payable	45,545	8,465	—
Accrued expenses and other payables	22,508	101,051	13,310
Total Liabilities	2,384,838	7,245,693	1,628,269
Net Assets	$68,449,841	$1,176,049,772	$54,171,865
Net Assets:
Paid in capital	$54,807,724	$1,050,449,503	$30,814,868
Distributable earnings (loss)	13,642,117	125,600,269	23,356,997
Net Assets	$68,449,841	$1,176,049,772	$54,171,865
Net Assets:
Advisor	$7,825,584	$45,146,011	$7,409,299
Investor	—	28,069,022	—
Institutional Class	60,624,257	1,102,834,739	46,762,566
Share of Common Stock Outstanding:
Advisor	511,843	3,636,735	510,897
Investor	—	2,265,784	—
Institutional Class	3,967,640	88,607,604	3,216,186
Net Asset Value per Share:
Advisor	$15.29	$12.41	$14.50
Investor	—	12.39	—
Institutional Class	15.28	12.45	14.54

See Notes to Financial Statements.

PERPETUAL AMERICAS FUNDS TRUST

STATEMENTS OF ASSETS & LIABILITIES

September 30, 2024

	JOHCM International Opportunities Fund	JOHCM International Select Fund	Regnan Global Equity Impact Solutions
Assets:
Investments, at cost	$32,514,809	$4,103,175,897	$2,067,194
Investments, at value	35,203,476	5,173,558,577	2,417,548
Foreign currencies (Cost: $13,376, $0 and $580, respectively)	13,373	452	580
Receivable for dividends	73,002	8,245,784	823
Reclaims receivable	60,229	20,965,743	15,534
Receivable for investments sold	558,577	11,371,460	24,649
Receivables for capital shares sold	—	8,364,419	—
Receivable from investment adviser	35,100	252,688	8,925
Prepaid expenses	7,714	158,214	23,531
Total Assets	35,951,471	5,222,917,337	2,491,590
Liabilities:
Securities purchased payable	1,126,465	174,471,739	4,891
Capital shares redeemed payable	2,830	11,240,739	—
Investment advisory fees payable	20,914	3,656,513	1,480
Accounting and Administration fees payable	19,736	2,474,546	14,044
Distribution (Rule 12b-1) fees payable - Investor Shares	—	83,806	—
Audit fees payable	21,808	255,338	20,410
Treasurer Service fees payable	222	33,110	16
Compliance fees payable	391	57,689	27
Trustee fees payable	847	124,982	59
Accrued expenses and other payables	5,670	384,507	2,539
Total Liabilities	1,198,883	192,782,969	43,466
Net Assets	$34,752,588	$5,030,134,368	$2,448,124
Net Assets:
Paid in capital	$30,390,064	$4,599,629,032	$4,059,011
Distributable earnings (loss)	4,362,524	430,505,336	(1,610,887)
Net Assets	$34,752,588	$5,030,134,368	$2,448,124
Net Assets:
Investor	$—	$412,375,017	$—
Institutional Class	34,752,588	4,617,759,351	2,448,124
Share of Common Stock Outstanding:
Investor	—	16,358,416	—
Institutional Class	2,572,571	183,445,668	329,466
Net Asset Value per Share:
Investor	$—	$25.21	$—
Institutional Class	13.51	25.17	7.43

See Notes to Financial Statements.

PERPETUAL AMERICAS FUNDS TRUST

STATEMENTS OF OPERATIONS

For the year ended September 30, 2024

	JOHCM Emerging Markets Discovery Fund	JOHCM Emerging Markets Opportunities Fund	JOHCM Global Select Fund
Investment Income:
Dividend income (Net of foreign withholding tax of $183,450, $3,226,343 and $29,174, respectively)	$1,360,584	$26,653,868	$730,229
Operating expenses:
Investment advisory	711,600	8,574,966	545,659
Distribution (Rule 12b-1) fees - Advisor Shares	6,241	40,970	9,381
Distribution (Rule 12b-1) fees - Investor Shares	—	65,297	—
Accounting and Administration fees	125,317	607,838	50,411
Treasurer Service fees	2,463	38,426	2,478
Audit fees	23,706	68,011	21,007
Shareholder Services - Institutional Shares	—	84,238	—
Compliance fees	2,924	47,024	3,296
Trustees	5,622	90,820	6,328
Legal	23,717	174,473	16,592
Registration	38,835	79,062	37,062
Foreign Tax Agent fees	45,545	8,465	—
Interest expense	20	23,778	3,657
Other	29,653	183,249	17,668
Total expenses before reductions	1,015,643	10,086,617	713,539
Expenses reduced by investment advisor	(181,624)	(86,068)	(99,663)
Net expenses	834,019	10,000,549	613,876
Net investment income	526,565	16,653,319	116,353
Realized and Unrealized Gains (Losses) from Investment Activities:
Net realized gains from investment transactions	4,065,388	51,273,346	11,069,525
Net realized losses from foreign currency transactions	(14,132)	(405,052)	(26,724)
Change in unrealized appreciation (depreciation) on investments	7,228,223	128,526,893	5,603,569
Change in unrealized appreciation (depreciation) on foreign currency	4,464	66,373	16,883
Net realized and unrealized gains from investment activities	11,283,943	179,461,560	16,663,253
Change in Net Assets Resulting from Operations	$11,810,508	$196,114,879	$16,779,606

See Notes to Financial Statements.

PERPETUAL AMERICAS FUNDS TRUST

STATEMENTS OF OPERATIONS

For the year ended September 30, 2024

	JOHCM International Opportunities Fund	JOHCM International Select Fund	Regnan Global Equity Impact Solutions
Investment Income:
Dividend income (Net of foreign withholding tax of $81,932, $10,958,527 and $6,630, respectively)	$766,072	$93,188,107	$57,486
Operating expenses:
Investment advisory	158,995	46,149,596	36,049
Distribution (Rule 12b-1) fees - Investor Shares	—	976,129	—
Accounting and Administration fees	21,863	1,953,796	20,647
Treasurer Service fees	849	209,278	195
Audit fees	21,974	244,880	20,543
Compliance fees	1,024	256,000	242
Trustees	1,970	487,756	441
Legal	62,412	976,443	1,285
Registration	21,532	72,081	50,040
Interest expense	—	1,790	2,085
Other	9,700	765,916	6,181
Total expenses before reductions	300,319	52,093,665	137,708
Expenses reduced by investment advisor	(194,322)	(395,879)	(92,144)
Net expenses	105,997	51,697,786	45,564
Net investment income	660,075	41,490,321	11,922
Realized and Unrealized Gains (Losses) from Investment Activities:
Net realized gains from investment transactions	1,060,021	168,562,986	267,880
Net realized gains (losses) from foreign currency transactions	(11,372)	2,237,765	2,254
Change in unrealized appreciation (depreciation) on investments	2,537,276	764,509,196	648,892
Change in unrealized appreciation (depreciation) on foreign currency	5,607	898,885	471
Net realized and unrealized gains from investment activities	3,591,532	936,208,832	919,497
Change in Net Assets Resulting from Operations	$4,251,607	$977,699,153	$931,419

See Notes to Financial Statements.

PERPETUAL AMERICAS FUNDS TRUST

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended September 30, 2024 and 2023

	JOHCM Emerging Markets Discovery Fund		JOHCM Emerging Markets Opportunities Fund
	2024	2023	2024	2023
Increase (decrease) in net assets:
Operations:
Net investment income	$526,565	$157,127	$16,653,319	$14,078,403
Net realized gains (losses) from investments and foreign currency transactions	4,051,256	587,858	50,868,294	(38,953,085)
Change in unrealized appreciation (depreciation) on investments and foreign currency	7,232,687	7,528,000	128,593,266	84,653,810
Change in net assets resulting from operations	11,810,508	8,272,985	196,114,879	59,779,128
Dividends paid to shareholders:
From distributable earnings:
Advisor Shares	(35,717)	(93,652)	(636,301)	(1,480,100)
Investor Shares	—	—	(392,931)	(549,286)
Institutional Shares	(469,366)	(347,071)	(14,947,329)	(13,430,843)
Total dividends paid to shareholders	(505,083)	(440,723)	(15,976,561)	(15,460,229)
Net Capital Transactions:
Advisor Shares	2,213,017	(6,473,679)	(175,800)	(34,382,214)
Investor Shares	—	—	(759,822)	13,267,523
Institutional Shares	4,593,150	15,651,660	76,614,971	246,111,924
Change in net assets from capital transactions	6,806,167	9,177,981	75,679,349	224,997,233
Change in net assets	18,111,592	17,010,243	255,817,667	269,316,132
Net assets:
Beginning of year	50,338,249	33,328,006	920,232,105	650,915,973
End of year	$68,449,841	$50,338,249	$1,176,049,772	$920,232,105

See Notes to Financial Statements.

PERPETUAL AMERICAS FUNDS TRUST

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended September 30, 2024 and 2023

	JOHCM Global Select Fund		JOHCM International Opportunities Fund
	2024	2023	2024	2023
Increase (decrease) in net assets:
Operations:
Net investment income	$116,353	$906,367	$660,075	$38,028
Net realized gains (losses) from investments and foreign currency transactions	11,042,801	11,420,668	1,048,649	683
Change in unrealized appreciation (depreciation) on investments and foreign currency	5,620,452	11,483,029	2,542,883	459,863
Change in net assets resulting from operations	16,779,606	23,810,064	4,251,607	498,574
Dividends paid to shareholders:
From distributable earnings:
Advisor Shares	(1,288,071)	(2,351,410)	—	—
Institutional Shares	(5,512,621)	(18,982,642)	(50,314)	(38,383)
Total dividends paid to shareholders	(6,800,692)	(21,334,052)	(50,314)	(38,383)
Net Capital Transactions:
Advisor Shares	(9,585,991)	(10,320,906)	—	—
Institutional Shares	(16,486,567)	(203,910,095)	28,578,703	4,100
Change in net assets from capital transactions	(26,072,558)	(214,231,001)	28,578,703	4,100
Change in net assets	(16,093,644)	(211,754,989)	32,779,996	464,291
Net assets:
Beginning of year	70,265,509	282,020,498	1,972,592	1,508,301
End of year	$54,171,865	$70,265,509	$34,752,588	$1,972,592

See Notes to Financial Statements.

PERPETUAL AMERICAS FUNDS TRUST

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended September 30, 2024 and 2023

	JOHCM International Select Fund		Regnan Global Equity Impact Solutions
	2024	2023	2024	2023
Increase (decrease) in net assets:
Operations:
Net investment income	$41,490,321	$71,096,389	$11,922	$25,585
Net realized gains (losses) from investments and foreign currency transactions	170,800,751	(102,141,843)	270,134	(963,602)
Change in unrealized appreciation (depreciation) on investments and foreign currency	765,408,081	1,296,405,454	649,363	1,911,178
Change in net assets resulting from operations	977,699,153	1,265,360,000	931,419	973,161
Dividends paid to shareholders:
From distributable earnings:
Investor Shares	(6,337,085)	(4,744,223)	—	—
Institutional Shares	(98,087,745)	(92,712,488)	(53,860)	(12,268)
Total dividends paid to shareholders	(104,424,830)	(97,456,711)	(53,860)	(12,268)
Net Capital Transactions:
Investor Shares	(7,116,799)	(93,919,291)	—	—
Institutional Shares	(1,103,226,441)	(2,149,386,653)	(7,404,779)	657,798
Change in net assets from capital transactions	(1,110,343,240)	(2,243,305,944)	(7,404,779)	657,798
Change in net assets	(237,068,917)	(1,075,402,655)	(6,527,220)	1,618,691
Net assets:
Beginning of year	5,267,203,285	6,342,605,940	8,975,344	7,356,653
End of year	$5,030,134,368	$5,267,203,285	$2,448,124	$8,975,344

See Notes to Financial Statements.

PERPETUAL AMERICAS FUNDS TRUST

FINANCIAL HIGHLIGHTS

For the periods indicated

	Advisor Shares
JOHCM Emerging Markets Discovery Fund	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Net asset value, beginning of year	$12.59	$10.38	$18.35	$13.40	$11.62
Income (loss) from investment operations:
Net investment income(a)	0.12	0.03	0.07	0.01	0.15
Net realized and unrealized gains (losses) from investments and foreign currency	2.68	2.29	(3.22)	5.00	1.70
Total from investment operations	2.80	2.32	(3.15)	5.01	1.85
Less distributions paid:
From net investment income	(0.10)	(0.11)	(0.05)	(0.06)	(0.07)
From net realized gains	—	—	(4.77)	—	—
Total distributions paid	(0.10)	(0.11)	(4.82)	(0.06)	(0.07)
Change in net asset value	2.70	2.21	(7.97)	4.95	1.78
Net asset value, end of year	$15.29	$12.59	$10.38	$18.35	$13.40
Total return	22.35%	22.49%(b)	(23.44%)	37.50%	15.95%
Ratios/Supplemental data:
Net assets, end of year (000's)	$7,826	$4,453	$8,946	$15,209	$14,365
Ratio of net expenses to average net assets	1.45%	1.59%	1.59%	1.63%	1.64%
Ratio of net investment income to average net assets	0.81%	0.27%	0.53%	0.06%	1.21%
Ratio of gross expenses to average net assets	1.75%	1.95%	1.86%	1.94%	2.29%
Portfolio turnover rate(c)	119.54%	155.29%	123.95%	163.54%	136.73%

(a)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(b)	The Adviser reimbursed the Fund $12,829 during the period in connection with an error. Such reimbursement was 0.04% to the Fund’s total return on the payment date.
(c)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

See Notes to Financial Statements.

PERPETUAL AMERICAS FUNDS TRUST

FINANCIAL HIGHLIGHTS

For the periods indicated

	Institutional Shares
JOHCM Emerging Markets Discovery Fund	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Net asset value, beginning of year	$12.60	$10.39	$18.38	$13.42	$11.64
Income (loss) from investment operations:
Net investment income(a)	0.12	0.05	0.09	0.03	0.04
Net realized and unrealized gains (losses) from investments and foreign currency	2.69	2.28	(3.24)	5.00	1.83
Total from investment operations	2.81	2.33	(3.15)	5.03	1.87
Less distributions paid:
From net investment income	(0.13)	(0.12)	(0.07)	(0.07)	(0.09)
From net realized gains	—	—	(4.77)	—	—
Total distributions paid	(0.13)	(0.12)	(4.84)	(0.07)	(0.09)
Change in net asset value	2.68	2.21	(7.99)	4.96	1.78
Net asset value, end of year	$15.28	$12.60	$10.39	$18.38	$13.42
Total return	22.44%	22.58%(b)	(23.44%)	37.60%	16.09%
Ratios/Supplemental data:
Net assets, end of year (000's)	$60,624	$45,886	$24,382	$32,279	$29,282
Ratio of net expenses to average net assets	1.36%	1.49%	1.49%	1.53%	1.54%
Ratio of net investment income to average net assets	0.86%	0.38%	0.71%	0.18%	0.33%
Ratio of gross expenses to average net assets	1.65%	1.87%	1.76%	1.84%	2.19%
Portfolio turnover rate(c)	119.54%	155.29%	123.95%	163.54%	136.73%

(a)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(b)	The Adviser reimbursed the Fund $12,829 during the period in connection with an error. Such reimbursement was 0.04% to the Fund’s total return on the payment date.
(c)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

See Notes to Financial Statements.

PERPETUAL AMERICAS FUNDS TRUST

FINANCIAL HIGHLIGHTS

For the periods indicated

	Advisor Shares
JOHCM Emerging Markets Opportunities Fund	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Net asset value, beginning of year	$10.35	$9.61	$12.69	$10.81	$10.75
Income (loss) from investment operations:
Net investment income(a)	0.19	0.18	0.29	0.20	0.08
Net realized and unrealized gains (losses) from investments and foreign currency	2.05	0.77	(2.87)	1.81	0.40
Total from investment operations	2.24	0.95	(2.58)	2.01	0.48
Less distributions paid:
From net investment income	(0.18)	(0.21)	(0.50)	(0.13)	(0.42)
Total distributions paid	(0.18)	(0.21)	(0.50)	(0.13)	(0.42)
Change in net asset value	2.06	0.74	(3.08)	1.88	0.06
Net asset value, end of year	$12.41	$10.35	$9.61	$12.69	$10.81
Total return	21.95%	9.83%	(21.18%)	18.64%	4.37%
Ratios/Supplemental data:
Net assets, end of year (000's)	$45,146	$37,590	$65,363	$81,462	$75,971
Ratio of net expenses to average net assets	1.14%	1.11%	1.10%	1.12%	1.20%
Ratio of net investment income to average net assets	1.75%	1.68%	2.55%	1.51%	0.81%
Ratio of gross expenses to average net assets	1.14%	1.11%	1.11%	1.13%	1.20%
Portfolio turnover rate(b)	37.00%	29.34%	41.23%	38.60%	53.30%

(a)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(b)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

See Notes to Financial Statements.

PERPETUAL AMERICAS FUNDS TRUST

FINANCIAL HIGHLIGHTS

For the periods indicated

	Investor Shares
JOHCM Emerging Markets Opportunities Fund	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Net asset value, beginning of year	$10.33	$9.61	$12.67	$10.80	$10.74
Income (loss) from investment operations:
Net investment income(a)	0.18	0.17	0.28	0.19	0.08
Net realized and unrealized gains (losses) from investments and foreign currency	2.05	0.76	(2.88)	1.80	0.38
Total from investment operations	2.23	0.93	(2.60)	1.99	0.46
Less distributions paid:
From net investment income	(0.17)	(0.21)	(0.46)	(0.12)	(0.40)
Total distributions paid	(0.17)	(0.21)	(0.46)	(0.12)	(0.40)
Change in net asset value	2.06	0.72	(3.06)	1.87	0.06
Net asset value, end of year	$12.39	$10.33	$9.61	$12.67	$10.80
Total return	21.88%	9.63%	(21.33%)	18.42%	4.26%
Ratios/Supplemental data:
Net assets, end of year (000's)	$28,069	$24,014	$10,044	$9,854	$14,268
Ratio of net expenses to average net assets	1.29%	1.27%	1.25%	1.27%	1.35%
Ratio of net investment income to average net assets	1.60%	1.59%	2.43%	1.47%	0.76%
Ratio of gross expenses to average net assets	1.29%	1.27%	1.26%	1.28%	1.35%
Portfolio turnover rate(b)	37.00%	29.34%	41.23%	38.60%	53.30%

(a)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(b)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

See Notes to Financial Statements.

PERPETUAL AMERICAS FUNDS TRUST

FINANCIAL HIGHLIGHTS

For the periods indicated

	Institutional Shares
JOHCM Emerging Markets Opportunities Fund	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Net asset value, beginning of year	$10.38	$9.64	$12.73	$10.85	$10.78
Income (loss) from investment operations:
Net investment income(a)	0.19	0.18	0.31	0.21	0.11
Net realized and unrealized gains (losses) from investments and foreign currency	2.07	0.77	(2.88)	1.81	0.39
Total from investment operations	2.26	0.95	(2.57)	2.02	0.50
Less distributions paid:
From net investment income	(0.19)	(0.21)	(0.52)	(0.14)	(0.43)
Total distributions paid	(0.19)	(0.21)	(0.52)	(0.14)	(0.43)
Change in net asset value	2.07	0.74	(3.09)	1.88	0.07
Net asset value, end of year	$12.45	$10.38	$9.64	$12.73	$10.85
Total return	22.14%	9.89%	(21.11%)	18.70%	4.56%
Ratios/Supplemental data:
Net assets, end of year (000's)	$1,102,835	$858,629	$575,508	$738,534	$543,987
Ratio of net expenses to average net assets	1.04%	1.04%	1.02%	1.02%	1.10%
Ratio of net investment income to average net assets	1.75%	1.69%	2.70%	1.61%	1.04%
Ratio of gross expenses to average net assets	1.05%	1.04%	1.03%	1.03%	1.10%
Portfolio turnover rate(b)	37.00%	29.34%	41.23%	38.60%	53.30%

(a)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(b)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

See Notes to Financial Statements.

PERPETUAL AMERICAS FUNDS TRUST

FINANCIAL HIGHLIGHTS

For the periods indicated

	Advisor Shares
JOHCM Global Select Fund	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Net asset value, beginning of year	$12.26	$12.53	$21.39	$17.28	$16.41
Income (loss) from investment operations:
Net investment income (loss)(a)	0.01	0.07	0.03	0.01	(0.04)
Net realized and unrealized gains (losses) from investments and foreign currency	3.53	0.82	(5.22)	5.12	3.17
Total from investment operations	3.54	0.89	(5.19)	5.13	3.13
Less distributions paid:
From net investment income	(0.21)	(0.06)	(0.01)	—	(0.02)
From net realized gains	(1.09)	(1.10)	(3.66)	(1.02)	(2.24)
Total distributions paid	(1.30)	(1.16)	(3.67)	(1.02)	(2.26)
Change in net asset value	2.24	(0.27)	(8.86)	4.11	0.87
Net asset value, end of year	$14.50	$12.26	$12.53	$21.39	$17.28
Total return	30.96%	6.73%	(30.52%)	30.60%	21.26%
Ratios/Supplemental data:
Net assets, end of year (000's)	$7,409	$15,416	$26,125	$49,721	$39,213
Ratio of net expenses to average net assets	1.09%	1.09%	1.07%	1.07%	1.16%
Ratio of net investment income (loss) to average net assets	0.05%	0.55%	0.20%	0.04%	(0.28%)
Ratio of gross expenses to average net assets	1.25%	1.14%	1.07%	1.08%	1.16%
Ratio of expense recoupment to average net assets	—	—	—	—	—
Portfolio turnover rate(b)	86.19%	42.65%	54.44%	53.91%	40.21%

(a)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(b)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

See Notes to Financial Statements.

PERPETUAL AMERICAS FUNDS TRUST

FINANCIAL HIGHLIGHTS

For the periods indicated

	Institutional Shares
JOHCM Global Select Fund	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Net asset value, beginning of year	$12.30	$12.58	$21.46	$17.32	$16.44
Income (loss) from investment operations:
Net investment income(a)	0.03	0.06	0.05	0.03	— (b)
Net realized and unrealized gains (losses) from investments and foreign currency	3.54	0.83	(5.24)	5.13	3.15
Total from investment operations	3.57	0.89	(5.19)	5.16	3.15
Less distributions paid:
From net investment income	(0.24)	(0.07)	(0.03)	—	(0.04)
From net realized gains	(1.09)	(1.10)	(3.66)	(1.02)	(2.23)
Total distributions paid	(1.33)	(1.17)	(3.69)	(1.02)	(2.27)
Change in net asset value	2.24	(0.28)	(8.88)	4.14	0.88
Net asset value, end of year	$14.54	$12.30	$12.58	$21.46	$17.32
Total return	31.13%	6.74%	(30.43%)	30.71%	21.43%
Ratios/Supplemental data:
Net assets, end of year (000's)	$46,763	$54,850	$255,895	$523,270	$422,745
Ratio of net expenses to average net assets	0.99%	0.99%	0.98%	0.98%	1.06%
Ratio of net investment income to average net assets	0.21%	0.50%	0.32%	0.13%	0.01%
Ratio of gross expenses to average net assets	1.15%	1.02%	0.99%	0.98%	1.06%
Portfolio turnover rate(c)	86.19%	42.65%	54.44%	53.91%	40.21%

(a)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(b)	Amount is less than $0.005 per share.
(c)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

See Notes to Financial Statements.

PERPETUAL AMERICAS FUNDS TRUST

FINANCIAL HIGHLIGHTS

For the periods indicated

	Institutional Shares
JOHCM International Opportunities Fund	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Net asset value, beginning of year	$10.85	$8.31	$11.82	$10.48	$10.65
Income (loss) from investment operations:
Net investment income(a)	0.39	0.21	0.17	0.22	0.17
Net realized and unrealized gains (losses) from investments and foreign currency	2.34	2.54	(2.03)	1.39	(0.09)
Total from investment operations	2.73	2.75	(1.86)	1.61	0.08
Less distributions paid:
From net investment income	(0.07)	(0.21)	(0.27)	(0.17)	(0.23)
From net realized gains	—	—	(1.38)	(0.10)	(0.02)
Total distributions paid	(0.07)	(0.21)	(1.65)	(0.27)	(0.25)
Change in net asset value	2.66	2.54	(3.51)	1.34	(0.17)
Net asset value, end of year	$13.51	$10.85	$8.31	$11.82	$10.48
Total return	25.30%	33.32%	(17.89%)	15.39%	0.62%
Ratios/Supplemental data:
Net assets, end of year (000's)	$34,753	$1,973	$1,508	$3,465	$2,935
Ratio of net expenses to average net assets	0.50%	0.78%	0.88%	0.89%	0.89%
Ratio of net investment income to average net assets	3.12%	2.00%	1.66%	1.83%	1.60%
Ratio of gross expenses to average net assets	1.42%	4.20%	3.34%	5.73%	9.42%
Portfolio turnover rate(b)	44.16%	34.88%	68.19%	47.85%	64.62%

(a)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(b)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

See Notes to Financial Statements.

PERPETUAL AMERICAS FUNDS TRUST

FINANCIAL HIGHLIGHTS

For the periods indicated

	Investor Shares
JOHCM International Select Fund	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Net asset value, beginning of year	$21.39	$17.73	$31.07	$27.53	$22.54
Income (loss) from investment operations:
Net investment income(a)	0.14	0.22	0.21	0.10	0.05
Net realized and unrealized gains (losses) from investments and foreign currency	4.06	3.69	(10.70)	4.25	5.11
Total from investment operations	4.20	3.91	(10.49)	4.35	5.16
Less distributions paid:
From net investment income	(0.38)	(0.25)	(0.23)	(0.04)	(0.17)
From net realized gains	—	—	(2.62)	(0.77)	—
Total distributions paid	(0.38)	(0.25)	(2.85)	(0.81)	(0.17)
Change in net asset value	3.82	3.66	(13.34)	3.54	4.99
Net asset value, end of year	$25.21	$21.39	$17.73	$31.07	$27.53
Total return	19.88%	22.13%	(37.43%)	15.94%	23.02%
Ratios/Supplemental data:
Net assets, end of year (000's)	$412,375	$356,041	$376,893	$800,457	$643,607
Ratio of net expenses to average net assets	1.21%	1.21%	1.21%	1.21%	1.23%
Ratio of net investment income to average net assets	0.61%	1.03%	0.82%	0.33%	0.20%
Ratio of gross expenses to average net assets	1.24%	1.23%	1.21%	1.21%	1.23%
Portfolio turnover rate(b)	77.73%	32.29%	58.91%	53.34%	43.51%

(a)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(b)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

See Notes to Financial Statements.

PERPETUAL AMERICAS FUNDS TRUST

FINANCIAL HIGHLIGHTS

For the periods indicated

	Institutional Shares
JOHCM International Select Fund	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Net asset value, beginning of year	$21.37	$17.74	$31.08	$27.53	$22.54
Income (loss) from investment operations:
Net investment income(a)	0.19	0.26	0.27	0.18	0.11
Net realized and unrealized gains (losses) from investments and foreign currency	4.05	3.70	(10.69)	4.24	5.11
Total from investment operations	4.24	3.96	(10.42)	4.42	5.22
Less distributions paid:
From net investment income	(0.44)	(0.33)	(0.30)	(0.10)	(0.23)
From net realized gains	—	—	(2.62)	(0.77)	—
Total distributions paid	(0.44)	(0.33)	(2.92)	(0.87)	(0.23)
Change in net asset value	3.80	3.63	(13.34)	3.55	4.99
Net asset value, end of year	$25.17	$21.37	$17.74	$31.08	$27.53
Total return	20.10%	22.41%	(37.27%)	16.24%	23.30%
Ratios/Supplemental data:
Net assets, end of year (000's)	$4,617,759	$4,911,162	$5,965,713	$12,273,819	$9,631,884
Ratio of net expenses to average net assets	0.98%	0.98%	0.98%	0.96%	0.98%
Ratio of net investment income to average net assets	0.82%	1.22%	1.05%	0.57%	0.45%
Ratio of gross expenses to average net assets	0.99%	0.98%	0.98%	0.97%	0.98%
Portfolio turnover rate(b)	77.73%	32.29%	58.91%	53.34%	43.51%

(a)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(b)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

See Notes to Financial Statements.

PERPETUAL AMERICAS FUNDS TRUST

FINANCIAL HIGHLIGHTS

For the periods indicated

	Institutional Shares
Regnan Global Equity Impact Solutions	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Period Ended September 30, 2021(a)
Net asset value, beginning of year	$7.14	$6.27	$9.22	$10.00
Income (loss) from investment operations:
Net investment income(b)	0.02	0.01	0.02	(— )(c)
Net realized and unrealized gains (losses) from investments and foreign currency	0.32	0.87	(2.97)	(0.78)
Total from investment operations	0.34	0.88	(2.95)	(0.78)
Less distributions paid:
From net investment income	(0.05)	(0.01)	—	—
Total distributions paid	(0.05)	(0.01)	—	—
Change in net asset value	0.29	0.87	(2.95)	(0.78)
Net asset value, end of year	$7.43	$7.14	$6.27	$9.22
Total return	4.69%	13.98%	(32.00%)(d)	(7.80%)(e)
Ratios/Supplemental data:
Net assets, end of year (000's)	$2,448	$8,975	$7,357	$1,868
Ratio of net expenses to average net assets	0.95%	0.89%	0.89%	0.89%(f)
Ratio of net investment income (loss) to average net assets	0.25%	0.20%	0.28%	(0.61%)(f)
Ratio of gross expenses to average net assets	2.87%	1.33%	4.03%	8.76%(f)
Portfolio turnover rate(g)	54.19%	65.32%	49.28%	4.30%(e)

(a)	For the period from August 23, 2021, commencement of operations, to September 30, 2021.
(b)	Net investment income (loss) for the year ended was calculated using the average shares outstanding method.
(c)	Amount is less than $0.005 per share.
(d)	The Adviser reimbursed the Fund $7,869 during the period in connection with an error. Such reimbursement was 0.13% to the Fund's total return on the payment date.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

See Notes to Financial Statements.

PERPETUAL AMERICAS FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

September 30, 2024

Perpetual Americas Funds Trust (the “Trust”) (formerly JOHCM Funds Trust) is a Massachusetts business trust operating under an Amended and Restated Agreement and Declaration of  Trust (the “Trust Agreement”) dated December 4, 2020.  As an open-end registered investment company (as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2013-08), the Trust follows accounting and reporting guidance under FASB Accounting Standards Codification (“ASC”) Topic 946, “Financial Services - Investment Companies”. The JOHCM Emerging Markets Opportunities Fund, the JOHCM Emerging Markets Discovery Fund, the JOHCM Global Select Fund, the JOHCM International Opportunities Fund, the JOHCM International Select Fund and the Regnan Global Equity Impact Solutions (each, a “Fund” and collectively, the “Funds”) are each a diversified fund, a series of the Trust, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a management investment company. The Trust Agreement permits the Board of Trustees (the “Trustees” or “Board”) to authorize and issue an unlimited number of shares of beneficial interest in separate series of the Trust.
Each Fund is authorized to issue up to four classes of shares as follows: Advisor, Investor, Institutional and Class Z shares. Each class of shares is distinguished by the class-specific shareholder servicing and distribution (Rule 12b-1) fees and/or sub-transfer agency fees incurred, as applicable. As of September 30, 2024, the following classes of shares were in operation:

Fund	Commencement Date	Investment Objective
JOHCM Emerging Markets Discovery Fund	Advisor Shares: January 28, 2016 Institutional Shares: December 17, 2014	to seek long-term capital appreciation
JOHCM Emerging Markets Opportunities Fund	Advisor Shares: November 21, 2012 Investor Shares: December 18, 2013 Institutional Shares: November 21, 2012	to seek long-term capital appreciation
JOHCM Global Select Fund	Advisor Shares: March 22, 2013 Institutional Class Shares: March 22, 2013	to seek long-term capital appreciation
JOHCM International Opportunities Fund	Institutional Shares: September 29, 2016	to achieve long-term, risk-adjusted total return by investing in a focused portfolio of international equity securities
JOHCM International Select Fund	Investor Shares: March 31, 2010 Institutional Shares: July 29, 2009	to seek long-term capital appreciation
Regnan Global Equity Impact Solutions	Institutional Shares: August 23, 2021	to seek to achieve long-term capital appreciation by investing in companies that contribute solutions to addressing the world’s major social and environmental challenges
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust and Funds. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds.
Prior to July 19, 2021, the JOHCM Emerging Markets Opportunities Fund, the JOHCM Emerging Markets Discovery Fund, the JOHCM Global Select Fund, the JOHCM International Opportunities Fund, and the JOHCM International Select Fund were each a series of Advisers Investment Trust (each, an “AIT Predecessor Fund” and together, the “AIT Predecessor Funds”). On July 19, 2021 the AIT Predecessor Funds were reorganized into the Trust.
A. Significant accounting policies related to investments are as follows:
INVESTMENT VALUATION

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NOTES TO FINANCIAL STATEMENTS

September 30, 2024

Investments are recorded at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques employed by the Funds, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the following three broad levels:
• Level 1 — quoted prices in active markets for identical assets
• Level 2 — other significant observable inputs (including adjustments made to quoted prices of a security, quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, certain short-term debt securities may be valued using amortized cost. Generally, amortized cost approximates the current value of a security, but since this valuation is not obtained from a quoted price in an active market, such securities would be reflected as Level 2 in the fair value hierarchy.
Security prices are generally provided by an independent third party pricing service approved by the Trustees as of the close of the New York Stock Exchange, normally at 4:00 p.m. Eastern Time, each business day on which the share price of the Funds are calculated. Equity securities listed or traded on a primary exchange are valued at the closing price, if available, or the last sales price on the primary exchange. If no sale occurred on the valuation date, the securities will be valued at the latest quotations as of the close of the primary exchange. Investments in closed-end investment companies are valued at the last quoted sales prices or official closing prices taken from the primary market or composite in which each security trades. Investments in other open-end registered investment companies, including money market funds, are valued at their respective net asset value as reported by such companies. In these types of situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Debt and other fixed income securities, if any, are generally valued at an evaluated price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques, which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short-term debt securities of sufficient credit quality that mature within sixty days may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.
The Trustees have designated JOHCM (USA) Inc d/b/a Perpetual Americas Funds Services, investment adviser to the Funds, as the Funds’ Valuation Designee with responsibility for establishing fair value, in accordance with the Trust's valuation policy, when the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service did not provide a price, a furnished price was in error, certain stale prices, or an event occurred that materially affected the furnished price). In addition, fair value pricing may be used if events materially affecting the value of non-U.S. securities occur between the time when the exchange on which they are traded closes and the time when a Fund’s net asset value is calculated. The Funds identify possible fluctuations in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Funds generally use a systematic valuation model provided by an approved independent third party pricing service to fair value their international equity securities.
In the fair value situations noted above, while the Trust’s valuation policy is intended to result in a calculation of each Fund’s net asset value that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined pursuant to these guidelines would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Funds may differ from the value that would be realized if the securities were sold, and these differences could be material to the financial statements. Depending on the source and relative significance of the valuation inputs in these instances, the instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

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NOTES TO FINANCIAL STATEMENTS

September 30, 2024

The following is a summary of the valuation inputs used as of September 30, 2024 in valuing a Fund's investments based upon the three fair value levels defined above:

Fund	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
JOHCM Emerging Markets Discovery Fund
Common Stocks:
Russia	$—	$—	$— **	$—
Other*	65,187,262	—	—	65,187,262
Total Common Stocks	$65,187,262	$ —	$ —	$65,187,262
Equity-Linked Securities	$1,638,641	$—	$—	$1,638,641
Preferred Stocks	1,181,008	—	—	1,181,008
Short-Term Investments	1,520,256	—	—	1,520,256
Total Investments	$69,527,167	$ —	$ —	$69,527,167
JOHCM Emerging Markets Opportunities Fund
Common Stocks:*
Russia	$—	$—	$— **	$—
Other*	1,112,079,571	—	—	1,112,079,571
Total Common Stocks*	$1,112,079,571	$ —	$ —	$1,112,079,571
Preferred Stocks	$39,819,160	$—	$—	$39,819,160
Short-Term Investments	17,783,486	—	—	17,783,486
Total Investments	$1,169,682,217	$ —	$ —	$1,169,682,217
JOHCM Global Select Fund
Common Stocks*	$53,953,950	$—	$—	$53,953,950
Short-Term Investments	1,332,103	—	—	1,332,103
Total Investments	$55,286,053	$ —	$ —	$55,286,053
JOHCM International Opportunities Fund
Common Stocks	$34,305,653	$—	$—	$34,305,653
Short-Term Investments	897,823	—	—	897,823
Total Investments	$35,203,476	$ —	$ —	$35,203,476
JOHCM International Select Fund
Common Stocks	$5,014,432,767	$—	$—	$5,014,432,767
Short-Term Investments	159,125,810	—	—	159,125,810
Total Investments	$5,173,558,577	$ —	$ —	$5,173,558,577
Regnan Global Equity Impact Solutions
Closed-End Funds	$35,942	$—	$—	$35,942
Common Stocks	2,348,325	—	—	2,348,325
Short-Term Investments	33,281	—	—	33,281
Total Investments	$2,417,548	$ —	$ —	$2,417,548

*	See additional categories in the Schedule of Investments.
**	Amount is $0.
As of September 30, 2024, there were Level 3 investments held in certain Funds as noted above and in the corresponding Schedules of Investments. These investments relate to Russian securities held in certain Funds that halted trading in 2022 when United States (“U.S.”) sanctions were imposed after the Russian invasion of Ukraine. There was no other Level 3 activity during the year. The value of these securities compared to each Fund's total net assets is not material and, therefore, the reconciliation of Level 3 securities and related valuation techniques are not disclosed.

PERPETUAL AMERICAS FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

September 30, 2024

EQUITY-LINKED SECURITIES
The Funds may invest in equity-linked securities, also known as participation notes. The Funds may use these instruments as an alternate means to gain exposure to what is generally an emerging securities market, such as countries in which it does not have local accounts. These instruments represent interests in securities listed on certain foreign exchanges, and thus present similar risks to investing directly in such equity securities. These instruments are generally issued by the associates of foreign-based brokerages and domestic institutional brokerages. Accordingly, the equity-linked securities also expose investors to counterparty risk, which is the risk that the entity issuing the note may not be able to honor its financial commitments.
At September 30, 2024, the Funds held equity-linked securities issued by counterparties as follows:

Fund	Counterparty	Value	% of Net Assets
JOHCM Emerging Markets Discovery Fund	CLSA Global Markets Pte. Ltd.	$1,638,641	2.4%
CURRENCY TRANSACTIONS
The functional and reporting currency for the Funds is the U.S. dollar. The market values of non-U.S. securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Funds do not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gains (losses) from investment activities on the Statements of Operations. The Funds may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains or losses arising from sales of spot foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gains (losses) from foreign currency transactions on the Statements of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in Change in unrealized appreciation (depreciation) on foreign currency on the Statements of Operations.
The Funds may engage in spot currency transactions for the purpose of non-U.S. security settlement and operational processes. Certain Funds are authorized to enter into forward foreign currency exchange contracts, for the purchase or sale of a specific foreign currency at a specified exchange rate on a future date as a hedge against either specific transactions or portfolio positions, or as a cross-hedge transaction or for speculative purposes. The objective of a Fund’s foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of a Fund’s foreign currency denominated securities will decline in value due to change in foreign currency exchange rates. Changes in foreign currency exchange rates will affect the value of a Funds’ securities and the price of a Funds’ shares. Generally, when the value of the U.S. dollar rises in value relative to a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also may have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.
All forward foreign currency exchange contracts are marked-to-market daily at the applicable exchange rates. Any unrealized gains or losses are recorded in Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts in the Statements of Operations. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Realized gains or losses, if any, are included in Net realized gains (losses) on forward foreign exchange contracts in the Statements of Operations.
Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The Funds bear the market risk from changes in forward foreign currency exchange rates and the credit risk if the counterparty to the contract fails to perform. The institutions that deal in forward foreign currency exchange contracts are not required to continue to make markets in the currencies they trade and these markets can experience periods of illiquidity.

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NOTES TO FINANCIAL STATEMENTS

September 30, 2024

There were no forward foreign currency exchange contracts as of or for the year ended September 30, 2024.
INVESTMENT TRANSACTIONS AND INCOME
Investment transactions are accounted for no later than one business day after trade date. For financial reporting purposes, investments are reported as of the trade date. The Funds determine the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recognized on the ex-dividend date. Dividends from non-U.S. securities are recorded on the ex-dividend date, or as soon as the information is available, and reflect applicable foreign withholdings taxes and any related reclaim amounts. Non-cash dividends are recognized as investment income at the fair value of the asset received.
EXPENSE ALLOCATIONS
Expenses directly attributable to a Fund are charged to that Fund, while expenses that are attributable to more than one Fund are allocated among the applicable Funds in the Trust on a pro-rata basis based on relative net assets or another reasonable basis. Certain expenses that arise in connection with a class of shares are charged to that class of shares.
The investment income, expenses (other than class-specific expenses charged to a class), and realized/unrealized gains/losses on investments are allocated to each class of shares based upon relative net assets on the date income is earned or expenses and realized/unrealized gains/losses are incurred.
DIVIDENDS AND DISTRIBUTIONS
Distributions of dividends from net investment income, if any, are declared and paid as follows:

Declaration and Payment Frequency
JOHCM Emerging Markets Discovery Fund	Annually
JOHCM Emerging Markets Opportunities Fund	Annually
JOHCM Global Select Fund	Annually
JOHCM International Opportunities Fund	Annually
JOHCM International Select Fund	Annually
Regnan Global Equity Impact Solutions	Annually
The Funds intend to distribute their net realized long-term capital gains and their net realized short-term capital gains at least once a year.
Distributions from net investment income and from net realized capital gain are determined in accordance with U.S. federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g. treatment of certain dividend distributions, gains/losses, return of capital, etc.), such amounts are reclassified within the composition of net assets based on their U.S. federal tax-basis treatment; temporary differences do not require reclassification. Distributions to shareholders that exceed net investment income and net realized capital gains for tax purposes are reported as return of capital.
U.S. FEDERAL INCOME TAX INFORMATION
No provision is made for U.S. federal income taxes as each Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and distribute substantially all of its net investment income and net realized capital gain in accordance with the Code.

PERPETUAL AMERICAS FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

September 30, 2024

The Funds analyzed all open tax years, as defined by the applicable statute of limitations, for all major jurisdictions that remain subject to examination. The Funds’ U.S. federal income tax returns for the tax years ended September 30, 2021 through September 30, 2024, as applicable, remain subject to examination by the Internal Revenue Service. Interest or penalties incurred, if any, on future unknown or uncertain tax positions taken by the Funds will be recorded as interest expense on the Statements of Operations.
Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
USE OF ESTIMATES
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.
CAPITAL GAIN TAXES
Investments in certain non-U.S. securities may subject the Funds to capital gain taxes on the disposal of those securities. Any capital gains assessed will reduce the proceeds received on the sale and be reflected in net realized gain/loss on the transaction. The Funds estimate and accrue foreign capital gain taxes on certain investments held which impact the amount of unrealized appreciation/depreciation on such investments. The JOHCM Emerging Markets Discovery Fund and JOHCM Emerging Markets Opportunities Fund paid $583,970 and $6,617,667, respectively, in capital gain taxes which are netted with any refunds received during the year. This amount is included in the net realized gains (losses) from investment transactions on the Statement of Operations.
OTHER RISKS
Securities markets outside the U.S., while growing in volume, have for the most part substantially less volume than U.S. markets, and many securities traded on these foreign markets are less liquid and their prices are more volatile than securities of comparable U.S. companies. In addition, settlement of trades in some non-U.S. markets is much slower and more subject to failure than in U.S. markets. Other risks associated with investing in foreign securities include, among other things, imposition of exchange control regulation by the U.S. or foreign governments, U.S. and non-U.S. withholding taxes, limitations on the removal of funds or other assets, policies of governments with respect to possible nationalization of their industries, and economic or political instability in foreign nations. There may be less publicly available information about certain foreign companies than would be the case for comparable companies in the U.S., and certain foreign companies may not be subject to accounting, auditing and financial reporting standards and requirements comparable to or as uniform as those of U.S. companies.
Certain Funds may invest in emerging market securities. Investing in emerging market securities involves risks which are in addition to the usual risks inherent in foreign investments. These countries generally are located in the Asia and Pacific regions, the Middle East, Eastern Europe, Central America, South America and Africa. Some countries with emerging securities markets have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain countries. Moreover, the economies of some countries may differ favorably or unfavorably from the U.S. economy in such respects as rate of growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency, number and depth of industries forming the economy’s base, condition and stability of financial institutions, governmental controls and investment restrictions that are subject to political change and balance of payments position. Further, a Fund may face greater difficulties or restrictions with respect to investments made in emerging markets countries than in the U.S. Satisfactory custodial services may not be available in some emerging markets countries, which may result in a Fund incurring additional costs and delays in the trading and custody of such securities.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics, have been and may be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of a Fund’s investments. Given the increasing interdependence among global economies

PERPETUAL AMERICAS FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

September 30, 2024

and markets, conditions in one country, market, or region are increasingly likely to adversely affect markets, issuers, and/or foreign exchange rates in other countries, for example, an epidemic or pandemic can result in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. All of these disruptive effects were present, for example, in the global pandemic linked to the outbreak of respiratory disease caused by a novel coronavirus designated as COVID-19 that was first reported in China in December 2019. The effects of any disease outbreak may be greater in countries with less developed disease prevention and control programs and may also exacerbate other pre-existing political, social, economic, market and financial risks. A pandemic and its effects may be short term or may last for an extended period of time, and in either case can result in significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn or recession. Infectious illness outbreaks can adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. Any such events could have a significant adverse impact on the value of a Fund’s investments.
Specific risks vary greatly between the various Eastern European markets, but they include, among others, corporate governance, fiscal stability, banking regulations, European Union accession and continued membership, global commodity prices, political stability and market liquidity.
For example, in February 2022, Russia commenced a military invasion of Ukraine. This outbreak of hostilities could result in more widespread conflict and have a severe adverse effect on the region and the markets for securities and commodities. Russia’s invasion of Ukraine has led to, and may lead to, additional sanctions being levied by the United States, European Union and other countries and organizations against Russia and Belarus. Russia’s invasion and the resulting sanctions could adversely affect global energy, commodity and financial markets, and thus could affect the value of the Funds’ investments and broader global markets and economies, even beyond any direct exposure the Funds may have to Russian or Ukrainian issuers or the adjoining geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict, but could be substantial, and may put significant pressure on global financial systems, including on banks and custodians. The market capitalizations of many Russian companies have already experienced significant declines, and Russia closed its securities markets for an extended period of time, before reopening with limited trading. These market disruptions may result in the decline in the value and liquidity of Russian securities, devaluation of Russian currency, a downgrade in Russia’s credit rating, the inability to freely trade sanctioned companies (either due to the sanctions imposed or related operational issues) and/or other adverse consequences to the Russian economy, any of which could negatively impact a Fund’s investments in Russian securities. Sanctions could result in the immediate freeze of Russian securities, impairing the ability of a Fund to buy, sell, receive or deliver those securities. Both the current and potential future sanctions and other government actions against Russia also could result in Russia taking counter measures or retaliatory actions, which may impair further the value or liquidity of Russian securities and negatively impact a Fund or the broader global markets. Any or all of these potential results could lead Russian and other economic regions into a recession.
B. Fees and Transactions with Affiliates and Other Parties
The Trust, on behalf of the Funds, has entered into an Investment Advisory Agreement (the “Agreement”) with JOHCM (USA) Inc d/b/a Perpetual Americas Funds Services (the “Adviser” or “PAFS”) to provide investment management services to the Funds.
Total fees incurred pursuant to the Agreement are reflected as “Investment Advisory” fees on the Statement of Operations. Under the terms of the Agreement, PAFS receives an annual fee, computed daily and payable monthly, at the annual rates set forth in the following table (expressed as a percentage of each Fund’s respective average daily net assets). The Trust, on behalf of the Funds, and PAFS have entered into an expense limitation agreement (the “Expense Limitation Agreement”) whereby PAFS has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Operating Expenses (excluding taxes, extraordinary expenses, expenses associated with investments in underlying investment companies, brokerage commissions, interest, dividends, litigation and indemnification expenses) exceed the rates in the table below (expressed as a percentage of each Fund’s respective average daily net assets). Additionally, the Trust, on behalf of the JOHCM International Opportunities Fund, has entered into a supplemental expense limitation agreement (the “Supplemental Expense Limitation Agreement”) with PAFS whereby PAFS has contractually agreed to reduce the fees payable under the Advisory Agreement (but not below zero) and/or to reimburse other expenses of the Fund, to the extent necessary to limit the total operating expenses of the Fund (exclusive of brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses

PERPETUAL AMERICAS FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

September 30, 2024

associated with the investments in underlying investment companies and extraordinary expenses (as determined under generally accepted accounting principles)), calculated as a percentage of the Fund’s average daily net assets, to 0.50%, 0.60%, 0.75%, and 0.50% for Institutional Shares, Advisor Shares, Investor Shares, and Class Z Shares, respectively.The waiver/reimbursement under the Supplemental Expense Limitation Agreement is imposed only after the fee waiver and expense reimbursement outlined in the Expense Limitation Agreement has been fully applied.

Fund	Class	Advisory Fee	Expense Limitation
JOHCM Emerging Markets Discovery Fund	Advisor	1.05%(a)	1.34%(b)
JOHCM Emerging Markets Discovery Fund	Institutional	1.05%(a)	1.24%(c)
JOHCM Emerging Markets Opportunities Fund	Advisor	0.90%	1.14%(d)
JOHCM Emerging Markets Opportunities Fund	Investor	0.90%	1.29%(e)
JOHCM Emerging Markets Opportunities Fund	Institutional	0.90%	1.04%
JOHCM Global Select Fund	Advisor	0.89%	1.08%
JOHCM Global Select Fund	Institutional	0.89%	0.98%
JOHCM International Opportunities Fund	Institutional	0.75%	0.50%(f)
JOHCM International Select Fund	Investor	0.89%	1.21%
JOHCM International Select Fund	Institutional	0.89%	0.98%
Regnan Global Equity Impact Solutions	Institutional	0.75%	0.89%

(a)	Prior to April 1, 2024 the advisory fee was 1.30%.
(b)	Prior to April 1, 2024 the expense limit was 1.59%.
(c)	Prior to April 1, 2024 the expense limit was 1.49%.
(d)	Prior to January 28, 2024 the expense limit was 1.12%.
(e)	Prior to January 28, 2024 the expense limit was 1.27%.
(f)	Represents the overall expense limit pursuant to the Supplemental Expense Limitation Agreement. The limit pursuant to the Expense Limitation Agreement is 0.88%.
The Third Amended and Restated Expense Limitation Agreement is effective until February 1, 2025 for the Funds, excluding JOHCM International Opportunities Fund. With respect to the JOHCM International Opportunities Fund, the Expense Limitation Agreement and Supplemental Expense Limitation Agreement are effective until February 1, 2026. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements, including prior waivers or reimbursements in the AIT Predecessor Funds that were available for recoupment by JO Hambro Capital Management Limited at the time of the AIT reorganizations, for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses) to exceed the current expense limitation at the time of repayment or the applicable expense limitation that was in effect at the time of the waiver or reimbursement. Amounts waived or reimbursed pursuant to the Supplemental Expense Limitation agreement for the JOHCM International Opportunities Fund are not subject to repayment in future years. The agreement to waive fees and reimburse expenses may be terminated by the Board at any time and will terminate automatically upon termination of the Agreement.
For the year ended September 30, 2024, the Funds incurred advisory fees payable to PAFS, received expense waivers/reimbursements from PAFS, and paid expense recoupments to PAFS as follows:

PERPETUAL AMERICAS FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

September 30, 2024

Fund	Advisory Fee to PAFS	Expenses Reduced by PAFS	Advisory Waivers Recouped by PAFS
JOHCM Emerging Markets Discovery Fund	$711,600	$181,624	$—
JOHCM Emerging Markets Opportunities Fund	8,574,966	86,068	—
JOHCM Global Select Fund	545,659	99,663	—
JOHCM International Opportunities Fund	158,995	194,322	—
JOHCM International Select Fund	46,149,596	395,879	—
Regnan Global Equity Impact Solutions	36,049	92,144	—

The balances of recoverable expenses to PAFS by the Funds at September 30, 2024 were as follows:

For the year ended:	Expiring	JOHCM Emerging Markets Discovery Fund	JOHCM Emerging Markets Opportunities Fund	JOHCM Global Select Fund	JOHCM International Opportunities Fund	JOHCM International Select Fund	Regnan Global Equity Impact Solutions
September 30, 2022	September 30, 2025	$108,217	$ —	$26,536	$52,934	$ —	$250,001
September 30, 2023	September 30, 2026	165,037	8,080	69,362	65,002	290,951	56,432
September 30, 2024	September 30, 2027	181,624	86,068	99,663	194,322	395,879	92,144
Balances of Recoverable Expenses to PAFS		$454,878	$94,148	$195,561	$312,258	$686,830	$398,577
Perpetual Americas Funds Distributors, LLC, an affiliate of Foreside Financial Group, LLC (d/b/a ACA Group) (the “Distributor”), provides distribution services to the Funds pursuant to a distribution agreement with the Trust, on behalf of the Funds. The Distributor acts as an agent of the Trust in connection with the offering of the shares of the Funds on a continuous basis. PAFS, at its own expense, pays the Distributor an annual base fee, an asset-based fee and reimbursement for certain expenses and out-of-pocket costs incurred on behalf of the Funds.
The Northern Trust Company (“Northern Trust”) serves as the administrator, transfer agent, custodian and fund accounting agent for the Funds pursuant to written agreements with the Trust on behalf of the Funds. The Funds have agreed to pay Northern Trust a tiered basis-point fee based on the Trust’s complex level net assets, certain per account and transaction charges, other fees for additional service activities, and reimbursement of certain expense. Total fees paid to Northern Trust for their services are reflected as “Accounting and Administration” fees on the Statements of Operations.
Foreside Fund Officer Services, LLC, an affiliate of ACA Group, provides principal financial officer and treasurer services for the Funds pursuant to a written agreement with the Trust on behalf of the Funds. The Funds have agreed to pay ACA Group an annual fee based on the level of net assets in the Fund complex, subject to an overall minimum annual fee of $200,000 for these services, and reimburse for certain expenses incurred on behalf of the Funds. Total fees allocated to the Funds and paid to ACA Group pursuant to these agreements are reflected as “Treasurer Service” fees on the Statements of Operations.
PAFS and the Trust have entered into an Administration and Compliance Support Services Agreement (the “ACSS Agreement”) pursuant  to which PAFS provides, coordinates or otherwise supports the provision of, administration and compliance services for the Trust. As full compensation for the services rendered and expenses borne by PAFS in connection with the services PAFS provides under the ACSS Agreement, the Trust, on behalf of each Fund, agrees to reimburse PAFS in such amounts as are approved by the Board from time to time. Total fees allocated to the Funds and paid to PAFS pursuant to the ACSS Agreement are reflected as “Compliance” fees in the Statements of Operations.

PERPETUAL AMERICAS FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

September 30, 2024

PAFS and the Trust have entered into an Institutional Class Shareholder Services, Recordkeeping and Sub-Transfer Agency Agreement (the “Shareholder Services Agreement”). Pursuant to the Shareholder Services Agreement, the Trust, on behalf of each Fund, agrees that Institutional Shares of each Fund shall reimburse PAFS or its designee for any payments PAFS or such designee makes to third-party service providers for personal services, accounting or subaccounting, recordkeeping and/or other administrative services provided to beneficial holders of Institutional Class shares of the Funds. Payments by a Fund pursuant to the Shareholder Services Agreement shall not exceed such amounts as are approved by the Board from time to time. Total fees reimbursed to PAFS pursuant to the Shareholder Services Agreement are reflected as “Shareholder Services - Institutional” fees in the Statements of Operations.
Certain officers of the Trust are affiliated with PAFS, ACA Group, Northern Trust, or the Distributor and receive no compensation directly from the Funds for serving in their respective roles. The Trust pays each Trustee who is not an “interested person” within the meaning of Section 2(a)(19) of the 1940 Act (“Independent Trustee”) compensation for their services based on an annual retainer of $140,000 ($120,00 prior to April 1, 2024), certain committee and chairperson retainers and reimbursement for certain expenses. For the year ended September 30, 2024, the aggregate Independent Trustee compensation paid by the Trust was $702,000.The amount of total Trustee compensation and reimbursement of out-of-pocket expenses allocated from the Trust to the Funds are reflected as “Trustees” expenses on the Statements of Operations.
C. Rule 12b-1 Plan
The Funds have adopted an amended plan under Rule 12b-1 that is applicable to Advisor Shares and Investor Shares to pay for certain distribution and promotional activities related to marketing of their shares. Each Fund will pay the Distributor a fee for the principal underwriter’s services in connection with the sales and promotion of the Funds, including its expenses in connection therewith at annual rates of 0.10% and 0.25% of the average daily net assets of the outstanding Advisor Shares and Investor Shares, respectively. Total fees paid pursuant to the plan are reflected as “Distribution (Rule 12b-1) fees” on the Statements of Operations.
D. Credit Agreements
The Trust, on behalf of certain of the Funds, has entered into a $150 million revolving credit facility agreement (the “Credit Agreement”) with Northern Trust for liquidity or for other temporary or emergency purposes which permits the applicable Funds to borrow up to an aggregate amount of $150 million, $50 million of which is committed and $100 million of which is uncommitted.  Any advance under the Credit Agreement will accrue interest at a rate per annum equivalent to the Borrower's option of the sum of the U.S. Federal Fund Target Rate plus 1.30% or daily Simple SOFR plus 1.30%. Prior to July 16, 2024, the overall credit limit was $100 million and the uncommitted amount available was $50 million.
During the year ended September 30, 2024, the following Funds had borrowings with the average loan and weighted interest rate as disclosed below:

Fund	Dollar Amount	Days Outstanding	Rate
JOHCM Emerging Markets Discovery Fund	$105,000	1	6.75%
JOHCM Emerging Markets Opportunities Fund	8,623,333	15	6.62
JOHCM Global Select Fund	1,093,444	18	6.69
JOHCM International Select Fund	9,750,000	1	6.61
Regnan Global Equity Impact Solutions	472,708	24	6.62
The JOHCM Emerging Markets Discovery Fund, JOHCM Emerging Markets Opportunities Fund, JOHCM Global Select Fund, JOHCM International Select Fund, and Regnan Global Equity Impact Solutions incurred interest expense of $20, $23,778, $3,657, $1,790 and $2,786, respectively, related to borrowings under the Credit Agreements during the year ended September 30, 2024. The amounts are included in the “Interest Expense” on the Statements of Operations.

PERPETUAL AMERICAS FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

September 30, 2024

E. Investment Transactions
For the year ended September 30, 2024, the aggregate cost of purchases and proceeds from sales of securities (excluding short-term investments) for the Funds were as follows:

Fund	Cost of Purchases	Proceeds from Sales
JOHCM Emerging Markets Discovery Fund	$77,826,449	$71,638,833
JOHCM Emerging Markets Opportunities Fund	414,068,987	348,667,293
JOHCM Global Select Fund	51,403,651	82,537,074
JOHCM International Opportunities Fund	37,760,775	8,956,852
JOHCM International Select Fund	3,911,495,196	4,938,783,523
Regnan Global Equity Impact Solutions	2,586,007	9,954,158
F. U.S. Federal Income Tax
As of September 30, 2024, the cost, gross unrealized appreciation and gross unrealized depreciation on investments, for U.S. Federal income tax purposes, were as follows:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
JOHCM Emerging Markets Discovery Fund	$58,041,772	$12,602,914	$ (1,117,184)	$11,485,730
JOHCM Emerging Markets Opportunities Fund	1,034,559,464	201,049,623	(65,926,870)	135,122,753
JOHCM Global Select Fund	39,040,619	16,357,909	(112,475)	16,245,434
JOHCM International Opportunities Fund	32,522,854	3,060,388	(379,766)	2,680,622
JOHCM International Select Fund	4,156,362,381	1,069,940,682	(52,744,486)	1,017,196,196
Regnan Global Equity Impact Solutions	2,287,709	232,078	(102,239)	129,839

The tax character of distributions paid by the Funds during the latest tax years ended September 30, 2024 and September 30, 2023 were as follows:

	Distributions From
Fund	Ordinary Income* 2024	Long-Term Capital Gains 2024	Ordinary Income* 2023	Long-Term Capital Gains 2023
JOHCM Emerging Markets Discovery Fund	$505,083	$— **	$440,724	$—
JOHCM Emerging Markets Opportunities Fund	15,976,561	—	15,460,229	—
JOHCM Global Select Fund	1,179,381	5,621,311 ***	1,328,041	20,006,011 ****
JOHCM International Opportunities Fund	50,314	—	38,383	—
JOHCM International Select Fund	104,424,830	—	97,456,711	—
Regnan Global Equity Impact Solutions	53,860	—	12,268	—

*	Ordinary income includes short-term capital gains, if any.
**	The amounts do not include tax equalization utilized of $179,204 in net long term capital gains in which the Fund designated as being distributed to shareholders on their redemption of shares.
***
The amounts do not include the tax equalization utilized of $2,559,800 in net long term capital gains in which the JOHCM Global Select Fund designated as being distributed to shareholders on their redemption of shares.

****
The amounts do not include tax equalization utilized of $5,425,075 in net long term capital gains in which the JOHCM Global Select Fund designated as being distributed to shareholders on their redemption of shares.

PERPETUAL AMERICAS FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

September 30, 2024

As of the tax year ended September 30, 2024, the components of accumulated earnings on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Deficit)
JOHCM Emerging Markets Discovery Fund	$815,199	$2,598,707	$—	$—	$10,228,211	$13,642,117
JOHCM Emerging Markets Opportunities Fund	11,123,746	—	(15,504,895)	—	129,981,418	125,600,269
JOHCM Global Select Fund	1,882,122	5,235,280	—	—	16,239,595	23,356,997
JOHCM International Opportunities Fund	1,392,016	284,821	—	—	2,685,687	4,362,524
JOHCM International Select Fund	70,149,356	—	(656,697,300)	—	1,017,053,280	430,505,336
Regnan Global Equity Impact Solutions	—	—	(1,741,195)	—	130,308	(1,610,887)

For the period subsequent to October 31, 2023, through the fiscal year ended September 30, 2024, the Regnan Global Equity Impact Solutions Fund incurred net capital losses and/or late year ordinary loss deferral in the amount of $2,407 which the Fund intends to treat as having been incurred in the following fiscal year.
As of the tax year ended September 30, 2024, capital losses incurred by the Funds are carried forward indefinitely under the provisions of the Regulated Investment Company Modernization Act of 2010 and are as follows:

Fund	Short-Term Capital Loss Carry-Forward	Long-Term Capital Loss Carry-Forward
JOHCM Emerging Markets Opportunities Fund	$15,504,895	$—
JOHCM International Select Fund	656,697,300	—
Regnan Global Equity Impact Solutions*	1,512,415	226,373

*
A portion of the capital loss carryforward may be subject to limitations under Section 382 of the Internal Revenue Service Code, and is available to the extent by tax law to offset future net capital gains, if any

During the tax year ended September 30, 2024, the JOHCM Emerging Markets Discovery Fund, JOHCM Emerging Markets Opportunities Fund, JOHCM International Select Fund, JOHCM International Opportunities Fund and Regnan Global Equity Impact Solutions Fund utilized $1,587,876, $57,980,370, $142,948,432, $10,601 and $80,793, respectively, in capital loss carry forwards.
Primarily as a result of differing book/tax treatment of tax equalization, the Funds made reclassifications among certain capital accounts. These reclassifications have no effect on net assets or net asset value per share. As of September 30, 2024, the following reclassifications were made to the Funds’ Statements of Assets and Liabilities:

Fund	Distributable Earnings (Loss)	Paid-in Capital
JOHCM Emerging Markets Discovery Fund	$ (179,204)	$179,204
JOHCM Global Select Fund	(2,559,800)	2,559,800
JOHCM International Opportunities Fund	57	(57)
Regnan Global Equity Impact Solutions	(204)	204

PERPETUAL AMERICAS FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

September 30, 2024

G. Capital Share Transactions
Transactions in dollars for fund shares for the year ended September 30, 2024, were as follows:

Fund	Class	Proceeds from Shares Sold	Reinvestments of Dividends	Payments for Shares Redeemed	Net Increase (Decrease) in Net Assets
JOHCM Emerging Markets Discovery Fund	Advisor Shares	$3,381,729	$34,509	$ (1,203,221)	$2,213,017
JOHCM Emerging Markets Discovery Fund	Institutional Shares	20,787,950	345,061	(16,539,861)	4,593,150
JOHCM Emerging Markets Opportunities Fund	Advisor Shares	9,085,437	622,846	(9,884,083)	(175,800)
JOHCM Emerging Markets Opportunities Fund	Investor Shares	11,332,956	383,614	(12,476,392)	(759,822)
JOHCM Emerging Markets Opportunities Fund	Institutional Shares	386,341,461	11,555,983	(321,282,473)	76,614,971
JOHCM Global Select Fund	Advisor Shares	499,931	1,274,018	(11,359,940)	(9,585,991)
JOHCM Global Select Fund	Institutional Shares	11,355,165	4,387,575	(32,229,307)	(16,486,567)
JOHCM International Opportunities Fund	Institutional Shares	28,844,229	789	(266,315)	28,578,703
JOHCM International Select Fund	Investor Shares	7,754,685	6,186,142	(21,057,626)	(7,116,799)
JOHCM International Select Fund	Institutional Shares	594,810,235	62,386,683	(1,760,423,359)	(1,103,226,441)
Regnan Global Equity Impact Solutions	Institutional Shares	780,792	44,395	(8,229,966)	(7,404,779)

Transactions in shares of fund shares for the year ended September 30, 2024, were as follows:

Fund	Class	Shares Sold	Shares From Reinvested Dividends	Shares Redeemed	Net Increase (Decrease) in Shares
JOHCM Emerging Markets Discovery Fund	Advisor Shares	242,543	2,610	(86,879)	158,274
JOHCM Emerging Markets Discovery Fund	Institutional Shares	1,458,152	26,141	(1,157,654)	326,639
JOHCM Emerging Markets Opportunities Fund	Advisor Shares	835,748	59,889	(891,471)	4,166
JOHCM Emerging Markets Opportunities Fund	Investor Shares	1,065,474	36,921	(1,160,472)	(58,077)
JOHCM Emerging Markets Opportunities Fund	Institutional Shares	34,755,632	1,109,020	(29,996,227)	5,868,425
JOHCM Global Select Fund	Advisor Shares	36,384	105,204	(888,364)	(746,776)
JOHCM Global Select Fund	Institutional Shares	854,550	361,713	(2,459,701)	(1,243,438)
JOHCM International Opportunities Fund	Institutional Shares	2,411,352	69	(20,642)	2,390,779
JOHCM International Select Fund	Investor Shares	329,735	275,921	(891,587)	(285,931)
JOHCM International Select Fund	Institutional Shares	25,383,741	2,792,600	(74,596,627)	(46,420,286)
Regnan Global Equity Impact Solutions	Institutional Shares	108,784	5,677	(1,042,104)	(927,643)

Transactions in dollars for fund shares for the year ended September 30, 2023, were as follows:

Fund	Class	Proceeds from Shares Sold	Reinvestments of Dividends	Payments for Shares Redeemed	Net Increase (Decrease) in Net Assets
JOHCM Emerging Markets Discovery Fund	Advisor Shares	$2,898,113	$72,324	$ (9,444,116)	$ (6,473,679)
JOHCM Emerging Markets Discovery Fund	Institutional Shares	26,443,371	217,933	(11,009,644)	15,651,660
JOHCM Emerging Markets Opportunities Fund	Advisor Shares	32,523,387	969,196	(67,874,797)	(34,382,214)
JOHCM Emerging Markets Opportunities Fund	Investor Shares	34,610,871	536,155	(21,879,503)	13,267,523
JOHCM Emerging Markets Opportunities Fund	Institutional Shares	430,328,400	10,912,961	(195,129,437)	246,111,924
JOHCM Global Select Fund	Advisor Shares	1,067,323	2,330,798	(13,719,027)	(10,320,906)
JOHCM Global Select Fund	Institutional Shares	11,863,544	16,763,683	(232,537,322)	(203,910,095)
JOHCM International Opportunities Fund	Institutional Shares	4,100	—	—	4,100
JOHCM International Select Fund	Investor Shares	9,488,689	4,640,813	(108,048,793)	(93,919,291)
JOHCM International Select Fund	Institutional Shares	936,828,719	56,232,368	(3,142,447,740)	(2,149,386,653)
Regnan Global Equity Impact Solutions	Institutional Shares	7,133,550	10,899	(6,486,651)	657,798

PERPETUAL AMERICAS FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

September 30, 2024

Transactions in shares of fund shares for the year ended September 30, 2023, were as follows:

Fund	Class	Shares Sold	Shares From Reinvested Dividends	Shares Redeemed	Net Increase (Decrease) in Shares
JOHCM Emerging Markets Discovery Fund	Advisor Shares	229,069	6,522	(743,797)	(508,206)
JOHCM Emerging Markets Discovery Fund	Institutional Shares	2,231,246	19,651	(956,725)	1,294,172
JOHCM Emerging Markets Opportunities Fund	Advisor Shares	3,050,492	93,282	(6,313,289)	(3,169,515)
JOHCM Emerging Markets Opportunities Fund	Investor Shares	3,259,999	51,603	(2,032,579)	1,279,023
JOHCM Emerging Markets Opportunities Fund	Institutional Shares	40,334,819	1,048,315	(18,352,495)	23,030,639
JOHCM Global Select Fund	Advisor Shares	84,370	182,951	(1,094,465)	(827,144)
JOHCM Global Select Fund	Institutional Shares	930,451	1,312,739	(18,129,928)	(15,886,738)
JOHCM International Opportunities Fund	Institutional Shares	379	—	—	379
JOHCM International Select Fund	Investor Shares	451,269	223,870	(5,285,079)	(4,609,940)
JOHCM International Select Fund	Institutional Shares	44,887,078	2,720,482	(154,046,382)	(106,438,822)
Regnan Global Equity Impact Solutions	Institutional Shares	982,085	1,485	(899,946)	83,624

H. Concentration of Ownership
A significant portion of a Fund’s shares may be held in a limited number of shareholder accounts, including in certain omnibus or institutional accounts which typically hold shares for the benefit of other underlying investors. To the extent that a shareholder or group of shareholders redeem a significant portion of the shares issued by a Fund, this could have a disruptive impact on the efficient implementation of a Fund’s investment strategy.
As of September 30, 2024, PAFS or PAFS affiliates held outstanding shares of the Funds as follows:

Fund	Class	% Ownership
JOHCM International Opportunities Fund	Institutional Shares	83.5
Regnan Global Equity Impact Solutions	Institutional Shares	63.1

Report of Independent Registered Public Accounting

To the Board of Trustees of Perpetual Americas Funds Trust and Shareholders of JOHCM Emerging Markets Discovery Fund, JOHCM Emerging Markets Opportunities Fund, JOHCM Global Select Fund, JOHCM International Opportunities Fund, JOHCM International Select Fund and Regnan Global Equity Impact Solutions
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of JOHCM Emerging Markets Discovery Fund, JOHCM Emerging Markets Opportunities Fund, JOHCM Global Select Fund, JOHCM International Opportunities Fund, JOHCM International Select Fund and Regnan Global Equity Impact Solutions (six of the funds constituting Perpetual Americas Funds Trust, hereafter collectively referred to as the "Funds") as of September 30, 2024, the related statements of operations for the year ended September 30, 2024, the statements of changes in net assets for each of the two years in the period ended September 30, 2024, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended September 30, 2024 and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2024 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Chicago, Illinois
November 26, 2024
We have served as the auditor of one or more investment companies in Perpetual Americas Funds Trust since 2014.

PERPETUAL AMERICAS FUNDS TRUST

ADDITIONAL INFORMATION

September 30, 2024 (Unaudited)

A. Qualified Dividend Income (QDI)
Under the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the “Act”), the following percentages of ordinary dividends paid during the three-month fiscal year ended September 30, 2024 for the below Funds are designated as QDI, as defined in the Act, subject to reduced tax rates in 2024:

Fund	QDI Percentage
JOHCM Emerging Markets Discovery Fund	100.00%
JOHCM Emerging Markets Opportunities Fund	100.00%
JOHCM Global Select Fund	86.41%
JOHCM International Opportunities Fund	87.50%
JOHCM International Select Fund	100.00%
Regnan Global Equity Impact Solutions	100.00%
B. Corporate Dividends Received Deduction (DRD)
A percentage of the dividends distributed during the fiscal year ended September 30, 2024 for the Fund qualifies for the DRD for corporate shareholders:

Fund	Corporate DRD Percentage
JOHCM Global Select Fund	68.32%
JOHCM International Opportunities Fund	6.60%
Regnan Global Equity Impact Solutions	58.41%
C. Foreign Tax Credit
The Funds below intend to make an election that will allow shareholders to treat their proportionate share of foreign taxes paid by the Funds as having been paid by them. The amounts per share which represent income from sources within, and taxes paid to, foreign countries are as follows:

Fund	Foreign Tax Credit	Foreign Source Income
JOHCM Emerging Markets Discovery Fund	$0.0603	$0.1495
JOHCM Emerging Markets Opportunities Fund	$0.0267	$0.2025
JOHCM International Opportunities Fund	$0.0314	$0.2638
JOHCM International Select Fund	$0.0447	$0.2435
Regnan Global Equity Impact Solutions	$0.0201	$0.0358

PERPETUAL AMERICAS FUNDS TRUST

CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS

September 30, 2024 (Unaudited)

Not Applicable.

PERPETUAL AMERICAS FUNDS TRUST

PROXY DISCLOSURES

September 30, 2024 (Unaudited)

Not Applicable.

PERPETUAL AMERICAS FUNDS TRUST

REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS

September 30, 2024 (Unaudited)

Included on page 44 in the Notes to Financial Statements.

PERPETUAL AMERICAS FUNDS TRUST

STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

September 30, 2024 (Unaudited)

Not Applicable.

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Investment Adviser

Perpetual Americas Funds Services

1 Congress Street, Suite 3101

Boston, Massachusetts 02114

Custodian

The Northern Trust Company

50 South LaSalle Street

Chicago, Illinois 60603

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

One North Wacker Drive

Chicago, IL 60606

Legal Counsel

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199

Distributor

Perpetual Americas Funds Distributors, LLC

3Canal Plaza, Suite 100 Portland, Maine 04101

For Additional Information, call

866-260-9549 (toll free) or 312-557-5913

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) The Code of Ethics that is the subject of the disclosure required by item 2 is filed herewith.

(a)(2) Not applicable.

(a)(3) Certifications pursuant to Rule 30a-2(a) are filed herewith.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Perpetual Americas Funds Trust

By:	/s/ Troy Sheets
Troy Sheets
Treasurer and Principal Financial Officer

Date:	December 4, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan Weitz
Jonathan Weitz
President and Principal Executive Officer

Date:	December 4, 2024

By:	/s/ Troy Sheets
Troy Sheets
Treasurer and Principal Financial Officer

Date:	December 4, 2024